[writing backgroud graphic omitted]

                            [highway Graphic omitted]

                         ARMADA FUNDS SEMI-ANNUAL REPORT
                               MONEY MARKET FUNDS
                                NOVEMBER 30, 2001
                              [Armado logo omitted]

                                     ARMADA FUNDS
                      SEMI-ANNUAL REPORT -- NOVEMBER 30, 2001


ARMADA MONEY MARKET FUNDS
GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL
   MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND
TAX EXEMPT MONEY MARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND

ARMADA ALSO OFFERS
   THE FOLLOWING EQUITY,
   ASSET ALLOCATION, FIXED INCOME
   AND TAX FREE BOND FUNDS
CORE EQUITY FUND
EQUITY GROWTH FUND
EQUITY INDEX FUND
INTERNATIONAL EQUITY FUND
LARGE CAP ULTRA FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
TAX MANAGED EQUITY FUND
AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
BOND FUND
GNMA FUND
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
U.S. GOVERNMENT INCOME FUND
MICHIGAN MUNICIPAL BOND FUND
NATIONAL TAX EXEMPT BOND FUND
OHIO TAX EXEMPT BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND

Chairman's Message ......................................................  1
Economic and Market Overview ............................................  2
Financial Highlights ....................................................  4
Statements of Net Assets ................................................  7
Statements of Operations ................................................ 30
Statements of Changes in Net Assets ..................................... 32
Notes to Financial Statements ........................................... 35

----------------------------------------------------------------------------
NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE
----------------------------------------------------------------------------
National City Investment Management Company (IMC) serves as investment adviser to Armada Funds, for which it receives an investment advisory fee. Armada Funds are distributed by SEI Investments Distribution Company (SIDC), Oaks, PA 19456. SIDC is not affiliated with IMC and is not a bank. Mutual funds involve risk including possible loss of principal. For more complete information about Armada Funds, including charges and expenses, please contact your investment professional, or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                            CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

JANUARY 2002

DEAR SHAREHOLDERS:

  During the six-month period ended November 30, 2001, investors saw an already-weakened economy struggle to recover following the terrorist attacks of September 11th. Many investors responded to the changing climate by shifting their assets to more liquid investments. Total assets in Armada Funds during the six month period increased by $1.1 billion to $18.0 billion, because the additional investments in the money market funds far exceeded the unrealized depreciation in the equity funds.

  Armada currently offers 30 investment options including equity, asset allocation, fixed income, tax-exempt bond and money market funds to help investors diversify their holdings. Diversification of assets during volatile markets can help to lessen the impact of market declines. Contact your financial advisor if you'd like to learn more about asset allocation strategies.

  Please review this report at your convenience for detailed fund holdings, financial statements and notes relating to operations for the funds during the six month period. If you have any questions regarding the information, please contact your financial advisor, an Investor Services Representative at 1-800-622-FUND (3863) or visit our Web site at WWW.ARMADAFUNDS.COM.

   We wish you and your family health and prosperity in the year ahead, and thank you for your continued investment with us.


Sincerely,

/s/Robert D. Neary

Robert D. Neary
Chairman


[Armada Logo Omitted]

ECONOMIC AND MARKET OVERVIEW
--------------------------------------------------------------------------------

JANUARY 2002

DEAR INVESTOR:

   Hopes for a rapid end to the current recession vanished on September 11 when Al Qaeda terrorists took down the twin towers of New York's World Trade Center as well as a portion of the Pentagon. Since then, the United States has also contended with a war in Afghanistan, the prospect of additional military campaigns in the Middle East, and the presence of anthrax in our mail. The human cost of these events is incalculable, and the financial hit from the World Trade Center disaster alone has been estimated at a minimum of $50 billion.

     Economic activity as measured by gross domestic product (GDP) came to a virtual standstill as these events unfolded, and figures will likely show that GDP rose only 1% for the 2001 calendar year. That is the lowest figure since 1991. In November, consumer confidence fell for the fifth consecutive month to a seven-year low, while unemployment climbed to 5.7%. The loss of 468,000 jobs in October alone marked the largest one-month loss in 21 years.

   The manufacturing sector has been hit particularly hard. U.S. industrial output fell for the 13th consecutive month in October 2001, the longest string of declines since the Great Depression. Still, that number is somewhat misleading. Output dropped by only 7% on a year-over-year basis, and lean inventory figures suggest that this decline is near an end.

   When can we expect the U.S. economy to start expanding again? Despite all that has occurred, we believe that the country is in a relatively short and shallow recession. Our success at fighting terrorism--at home and abroad--will play a critical role in instilling confidence among consumers, but a number of factors lead us to predict growth in the second half of 2002.

   We've seen the Federal Reserve Board ease 11 times in 2001, with the goal of reducing the cost of credit for businesses and consumers alike. As a result, the Federal Funds Rate stood at a 40-year low of 1.75% on December 31. Rate cuts tend to take nine to 12 months before they have any real impact, so the effects of the earliest cuts have only now begun to take hold.

   Congress did its part by enacting a $1.35 trillion tax cut, and oil prices have plummeted from a dizzying $35 a barrel to level off in the high teens. It's worth noting that a 50 cent decline in the cost of a gallon of gas at the pump adds approximately $100 billion to the U.S. economy.

THE S&P 500 INDEX FINISHES IN THE RED AGAIN

   From a profitability standpoint, 2001 proved to be the worst year for the S&P 500 in several decades. Operating earnings dropped an average of 20%, and, for the first time since 1973-74, the S&P 500 Composite Index posted negative returns in two consecutive calendar years. After losing 9.11% of its value in 2000, the large cap benchmark finished 2001 down another 11.88%. Showing some resilience, though, by mid-October the S&P 500 Composite Index gained back the 15.5% in value it had lost immediately following the terrorist attacks.

   Earlier in the year, we had predicted that small cap stocks would significantly outperform large caps for the foreseeable future. The small cap universe enjoyed lower relative valuations and higher forecasted earnings growth, and it stood to benefit from the Fed's aggressive rate cutting posture. Indeed, the Russell 2000 Index, a leading small cap indicator, finished the year up 2.49%. Unfortunately, the dash to liquidity following the terrorist attacks hammered small caps temporarily, and it would take until mid-November for the Russell 2000 to recoup the 14% in value it had lost in the week immediately following the attacks.

     In 2002, large cap stocks will likely post earnings growth in the mid-single digits. Earnings prospects for small caps look stronger still. From a sector standpoint, we continue to overweight cyclical stocks given our belief that the economy is poised for a recovery. These include financials, which traditionally respond well to low interest rates. Banks should also benefit from an aging of their exposure to credit risk in their loan portfolios and an environment favorable to new loans. Other cyclical overweights include basic materials and transportation stocks. The former should benefit from a likely rise in commodity prices, while low fuel prices and an expected increase in passenger travel and cargo shipments will buoy the latter sector.

   The one cyclical sector we continue to regard warily is technology. The tech-heavy Nasdaq Composite Index rose 37% from its post-attack low on September 21 through December 31, but the tech sector's valuations still appear stretched. Within technology, we do like the prospects for the semiconductor arena. Such stocks tend to outperform during the early portion of a tech recovery. Indeed, the Philadelphia Semiconductor Index climbed 59% from its October 2 low through November 30.

OUTPERFORMANCE AND VOLATILITY FOR FIXED-INCOME INVESTORS

   As leading equity indices declined, bondholders had a lot to smile about. The Lehman U.S. Aggregate Bond Index finished the calendar year up 8.42% and for the six months ended November 30 up 5.73%. Volatility abounded on the short end of the yield curve. Responding to an aggressive Fed, the yield on the 3-month Treasury bill (which moves in the opposite direction of its price) plummeted 425 basis points

                                                  ECONOMIC AND MARKET OVERVIEW
                                                  (CONTINUED)
--------------------------------------------------------------------------------

(more than 4%) from January 3 through December 11. Over the same period, the yield on the 2-year Treasury note declined 215 basis points.

   By comparison, longer-term securities traded in a relatively narrow 50-basis-point range until the Fed's announcement on October 31 that it would discontinue the sale of the venerable 30-year Treasury bond. Demand briefly drove yields on the 30-year, also known as the long bond, down to a low of 4.8%, but it would finish the year offering a 5.5% yield, comfortably tucked in the middle of its former trading range.

   The Treasury's announcement briefly sent prices for the 10-year Treasury bond soaring as well. As a result, mortgage rates, which are most closely tied to the 10-year bond, dropped to levels not seen since the early 1960s. The wave of mortgage refinancing that followed, and the extra money it has left in the pockets of homeowners, may finally spur consumer spending.

   The Treasury claims that discontinuing the long bond will save billions of dollars, allowing it to finance its debt through shorter-term securities offering lower yields. It is likely to have a profound impact on the corporate bond sector as well. After staging a major rally during the first half of 2001, credit concerns coupled with the events of September 11 had led corporates to underperform Treasuries during the second half. The past year witnessed the highest ratio of corporate credit downgrades to upgrades since 1991, not to mention the high-profile bankruptcies of Enron and Polaroid.

   However, Corporate America no longer has to compete with the long bond. That, along with the anticipated economic recovery, should drive up the prices of corporates on the long end of the yield curve. As long as corporate bond investors pay careful attention to industry and security selection, this sector now appears attractively priced. With mortgage rates having likely hit bottom, and the refinancing boom in its final stages, the market for mortgage-backed securities appears poised to rebound as well.

A REBOUND IN EUROPE LIKELY; REFORM TAKES GLACIAL PACE IN JAPAN

   Europe's decline in corporate profits hasn't been as severe as that in the United States, and the 12-nation euro zone economy was expected to post economic growth of 1.6% for 2001. Still, that would be hard to tell from the performance of its equity markets. The Morgan Stanley MSCI EMU Index fell 19.48% for the calendar year in local currency terms. Thanks to an anemic euro, those results proved even worse in U.S. dollar terms: 23.63%. In short, investors have been far less generous in valuing European equities versus U.S. stocks.

   This difference can be attributed in part to the less aggressive stance the European Central Bank (ECB) has taken compared to the Fed's in promoting economic growth. While the Fed cut rates 11 times during the calendar year, the ECB announced only four. However, leading indicators point to a steady decline in inflation throughout the continent. That will likely open the door to additional ECB rate cuts in the near future.

   Additional factors lead us to remain very optimistic about the euro zone's long-term prospects. Given its heavy manufacturing base, the European economy is particularly sensitive to movements in energy costs. The past year's steep decline in oil prices should improve corporate profits and spur spending by putting extra money in consumers' wallets. We also continue to see progress made on tax reform and regulatory fronts. In Germany, for example, a massive cut in corporate capital gains taxes goes into effect in January 2002. In a country where cross-ownership of companies is commonplace, the effect could be dramatic. Businesses will finally have an incentive to sell their stakes in non-strategic assets, freeing up capital that could be put to use more productively.

   Trading below 90 cents for most of the year, the euro's performance continues to disappoint. We can't predict when it will recover, but we maintain that the euro is significantly undervalued versus the U.S. dollar. The euro had existed only electronically since its launch two years ago and stands to benefit from its January 1, 2002 introduction into circulation. A more aggressive ECB should also boost the currency's prospects.

   Our outlook for Japan, now mired in its fourth recession in a decade, is far less optimistic. Prime Minister Junichiro Koizumi has made incremental progress towards desperately-needed structural reforms, but the pace remains glacial at best. Japan's $5.4 trillion in debt makes its indebtedness the highest among industrialized nations. After seeing its credit rating from Moody's Investors Service slip to double-A in September 2000, Japan's rating slipped yet again in December 2001. This downgrade makes it more expensive for the Japanese government to borrow money and will test Koizumi's pledge of limiting new bond issuance to 30 trillion yen (roughly $243 billion).




Sincerely,

/s/Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

          NET ASSET               DIVIDENDS
            VALUE,      NET        FROM NET   NET ASSET            NET ASSETS
          BEGINNING  INVESTMENT   INVESTMENT  VALUE, END   TOTAL     END OF
           OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   PERIOD (000)
--------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
  CLASS I
  2001*      $1.00      $0.02+     $(0.02)      $1.00       1.58% $1,912,661
  2001        1.00       0.06       (0.06)       1.00       5.88   1,557,596
  2000        1.00       0.05       (0.05)       1.00       5.30     947,831
  1999        1.00       0.05       (0.05)       1.00       4.86   1,094,979
  1998        1.00       0.05       (0.05)       1.00       5.30   1,137,078
  1997        1.00       0.05       (0.05)       1.00       5.15     811,662
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.45% $  793,496
  2001        1.00       0.06       (0.06)       1.00       5.67     650,803
  2000        1.00       0.05       (0.05)       1.00       5.14     521,688
  1999        1.00       0.05       (0.05)       1.00       4.70     565,095
  1998        1.00       0.05       (0.05)       1.00       5.17     247,281
  1997        1.00       0.05       (0.05)       1.00       5.04     159,129

-----------------
MONEY MARKET FUND
-----------------

  CLASS I
  2001*      $1.00      $0.02+     $(0.02)      $1.00       1.58% $4,065,119
  2001        1.00       0.06       (0.06)       1.00       5.96   3,342,689
  2000        1.00       0.05       (0.05)       1.00       5.41   2,342,230
  1999        1.00       0.05       (0.05)       1.00       4.96   2,133,839
  1998        1.00       0.05       (0.05)       1.00       5.39   1,911,689
  1997        1.00       0.05       (0.05)       1.00       5.19   1,943,021
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.46% $2,107,555
  2001        1.00       0.06       (0.06)       1.00       5.74   2,030,360
  2000        1.00       0.05       (0.05)       1.00       5.25   1,717,661
  1999        1.00       0.05       (0.05)       1.00       4.82   1,360,644
  1998        1.00       0.05       (0.05)       1.00       5.26     696,893
  1997        1.00       0.05       (0.05)       1.00       5.09     346,172
  CLASS B
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.10% $    1,143
  2001        1.00       0.05       (0.05)       1.00       4.96         970
  2000        1.00       0.04       (0.04)       1.00       4.50         249
  1999        1.00       0.04       (0.04)       1.00       4.21          27
  19981       1.00       0.02       (0.02)       1.00       1.91           5
  CLASS C
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.11% $      118
  2001(2)     1.00       0.02       (0.02)       1.00       2.43          39

--------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------

  CLASS I
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.11% $  229,149
  2001        1.00       0.04       (0.04)       1.00       3.71     176,937
  2000        1.00       0.03       (0.03)       1.00       3.28     129,475
  1999(3)     1.00       0.02       (0.02)       1.00       2.01      99,342
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.02% $   52,570
  2001        1.00       0.03       (0.03)       1.00       3.55      48,771
  2000        1.00       0.03       (0.03)       1.00       3.13      29,458
  1999(4)     1.00       0.02       (0.02)       1.00       1.50      11,019


                                     RATIO       RATIO OF
                      RATIO OF NET OF EXPENSES  NET INVESTMENT
            RATIO OF   INVESTMENT   TO AVERAGE  INCOME TO AVERAGE
            EXPENSES     INCOME     NET ASSETS     NET ASSETS
           TO AVERAGE   TO AVERAGE (EXCLUDING    (EXCLUDING
           NET ASSETS   NET ASSETS   WAIVERS)     WAIVERS)
--------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
  CLASS I
  2001*         0.41%     3.10%       0.56%         2.95%
  2001          0.37      5.62        0.52          5.47
  2000          0.39      5.14        0.55          4.98
  1999          0.42      4.76        0.52          4.66
  1998          0.40      5.17        0.50          5.07
  1997          0.36      5.03        0.46          4.93

  CLASS A
  2001*         0.66%     2.85%       0.81%         2.70
  2001          0.57      5.42        0.72          5.27
  2000          0.54      4.99        0.70          4.83
  1999          0.57      4.61        0.67          4.51
  1998          0.52      5.05        0.62          4.95
  1997          0.47      4.93        0.57          4.83

-----------------
MONEY MARKET FUND
-----------------
  CLASS I
  2001*         0.41%     3.11%       0.56%         2.96%
  2001          0.38      5.78        0.53          5.63
  2000          0.40      5.29        0.56          5.13
  1999          0.42      4.82        0.52          4.72
  1998          0.38      5.27        0.48          5.17
  1997          0.37      5.07        0.47          4.97

  CLASS A
  2001*         0.66%     2.86%       0.81%         2.71%
  2001          0.58      5.58        0.73          5.43
  2000          0.55      5.14        0.71          4.98
  1999          0.56      4.68        0.66          4.58
  1998          0.51      5.14        0.61          5.08
  1997          0.47      4.97        0.57          4.87

  CLASS B
  2001*         1.36%     2.16%       1.46%         2.06%
  2001          1.33      4.83        1.43          4.73
  2000          1.26      4.43        1.36          4.33
  1999          1.27      3.97        1.37          3.87
  1998          1.22      4.39        1.27          4.31

  CLASS C
  2001*         1.36%     2.16%       1.46%         2.06%
  2001(2)       1.33      4.62        1.43          4.52

--------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------
  CLASS I
  2001*         0.32%     2.20%       0.57%         1.95%
  2001          0.33      3.62        0.58          3.37
  2000          0.35      3.26        0.61          3.00
  1999          0.35      2.77        0.55          2.57

  CLASS A
  2001*         0.51%     2.01%       0.76%         1.76%
  2001          0.48      3.47        0.73          3.22
  2000          0.50      3.11        0.76          2.85
  1999          0.50      2.62        0.70          2.42



 * FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2001. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
 +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) MONEY MARKET FUND CLASS B COMMENCED OPERATIONS ON JANUARY 5, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) OHIO MUNICIPAL MONEY MARKET FUND CLASS I COMMENCED OPERATIONS ON SEPTEMBER 15, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) OHIO MUNICIPAL MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.


                               See Accompanying Notes


                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED
MAY 31, UNLESS OTHERWISE INDICATED
                                                                                                            RATIO      RATIO OF NET
                                                                                            RATIO OF NET OF EXPENSES    INVESTMENT
         NET ASSET              DIVIDENDS                                         RATIO OF   INVESTMENT  TO AVERAGE     INCOME TO
          VALUE,       NET      FROM NET    NET ASSET              NET ASSETS     EXPENSES     INCOME    NET ASSETS   AVERAGE NET
         BEGINNING INVESTMENT  INVESTMENT  VALUE, END     TOTAL      END OF      TO AVERAGE  TO AVERAGE  (BEFORE FEE  ASSETS(BEFORE
         OF PERIOD   INCOME      INCOME     OF PERIOD    RETURN   PERIOD (000)   NET ASSETS  NET ASSETS   WAIVERS)     FEE WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------
  CLASS I
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.09%   $138,190           0.36%       2.10%       0.66%       1.80%
  2001        1.00       0.04       (0.04)       1.00       3.65      99,711           0.35        3.61        0.65        3.31
  2000        1.00       0.03       (0.03)       1.00       3.31      94,299           0.33        3.26        0.64        2.95
  1999        1.00       0.03       (0.03)       1.00       2.92      77,214           0.34        2.82        0.59        2.57
  1998        1.00       0.03       (0.03)       1.00       3.41      73,264           0.34        3.35        0.58        3.11
  1997(1)     1.00       0.03       (0.03)       1.00       3.26      60,876           0.41        3.20        0.74        2.87
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.00%   $ 66,793           0.54%       1.92%       0.84%       1.62%
  2001        1.00       0.03       (0.03)       1.00       3.49      63,372           0.50        3.46        0.80        3.16
  2000        1.00       0.03       (0.03)       1.00       3.15      57,941           0.48        3.11        0.79        2.80
  1999        1.00       0.03       (0.03)       1.00       2.76      53,822           0.49        2.67        0.74        2.42
  1998        1.00       0.03       (0.03)       1.00       3.29      33,375           0.46        3.23        0.71        2.98
  1997(2)     1.00       0.02       (0.02)       1.00       2.34      20,830           0.46        3.27        0.71        3.02

----------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------

  CLASS I
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.09%   $498,645           0.31%       2.19%       0.56%       1.94%
  2001        1.00       0.04       (0.04)       1.00       3.67     565,973           0.28        3.61        0.53        3.36
  2000        1.00       0.03       (0.03)       1.00       3.30     327,185           0.32        3.24        0.58        2.98
  1999        1.00       0.03       (0.03)       1.00       3.00     434,178           0.30        2.92        0.50        2.72
  1998        1.00       0.03       (0.03)       1.00       3.40     418,953           0.30        3.32        0.50        3.12
  1997        1.00       0.03       (0.03)       1.00       3.23     370,679           0.29        3.18        0.49        2.98
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.00%   $316,783           0.50%       2.00%       0.75%       1.75%
  2001        1.00       0.03       (0.03)       1.00       3.52     252,955           0.43        3.46        0.68        3.21
  2000        1.00       0.03       (0.03)       1.00       3.14     219,568           0.47        3.09        0.73        2.83
  1999        1.00       0.03       (0.03)       1.00       2.85     190,469           0.44        2.78        0.64        2.58
  1998        1.00       0.03       (0.03)       1.00       3.27     132,548           0.42        3.20        0.62        3.00
  1997        1.00       0.03       (0.03)       1.00       3.12      71,917           0.39        3.08        0.59        2.88

--------------------------
TREASURY MONEY MARKET FUND
--------------------------

  CLASS I
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.48%   $500,815           0.42%       2.87%       0.52%       2.77%
  2001        1.00       0.05       (0.05)       1.00       5.39     365,605           0.43        5.24        0.53        5.14
  2000        1.00       0.05       (0.05)       1.00       4.75     409,169           0.42        4.65        0.53        4.54
  1999        1.00       0.04       (0.04)       1.00       4.39     346,092           0.41        4.35        0.46        4.30
  1998        1.00       0.05       (0.05)       1.00       4.95     359,605           0.39        4.84        0.44        4.79
  1997        1.00       0.05       (0.05)       1.00       4.89     276,327           0.37        4.79        0.42        4.74
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.35%  $  47,312           0.67%       2.62%       0.77%       2.52%
  2001        1.00       0.05       (0.05)       1.00       5.17      62,598           0.63        5.04        0.73        4.94
  2000        1.00       0.04       (0.04)       1.00       4.59      79,713           0.57        4.50        0.68        4.39
  1999        1.00       0.04       (0.04)       1.00       4.23      83,020           0.55        4.21        0.60        4.16
  1998        1.00       0.05       (0.05)       1.00       4.82       7,222           0.51        4.71        0.56        4.66
  1997        1.00       0.05       (0.05)       1.00       4.79       5,680           0.47        4.68        0.52        4.63


 *  FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2001. ALL RATIOS, EXCLUDING
    TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
 +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
    THROUGH SEPTEMBER 6, 1996.
(2) PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON
    SEPTEMBER 11, 1996. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE
    BEEN ANNUALIZED.



                           See Accompanying Notes


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED
MAY 31, UNLESS OTHERWISE INDICATED
                                                                                                            RATIO      RATIO OF NET
                                                                                            RATIO OF NET OF EXPENSES   INVESTMENT
         NET ASSET              DIVIDENDS                                         RATIO OF   INVESTMENT  TO AVERAGE     INCOME TO
          VALUE,       NET      FROM NET    NET ASSET              NET ASSETS     EXPENSES     INCOME    NET ASSETS   AVERAGE NET
         BEGINNING INVESTMENT  INVESTMENT  VALUE, END     TOTAL      END OF      TO AVERAGE  TO AVERAGE  (BEFORE FEE  ASSETS BEFORE
         OF PERIOD   INCOME      INCOME     OF PERIOD    RETURN   PERIOD (000)   NET ASSETS  NET ASSETS   WAIVERS)     FEE WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

  CLASS I
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.44%   $206,727           0.47%       2.88%       0.52%       2.83%
  2001        1.00       0.05       (0.05)       1.00       5.62     231,317           0.47        5.43        0.52        5.38
  2000        1.00       0.05       (0.05)       1.00       4.90     227,447           0.56        4.77        0.60        4.73
  1999        1.00       0.05       (0.05)       1.00       4.61     269,534           0.58        4.52        0.68        4.42
  1998(1)     1.00       0.05       (0.05)       1.00       4.70     321,584           0.57        5.00        0.67        4.90
  1997(2)     1.00       0.05       (0.05)       1.00       4.93     324,377           0.57        4.83        0.67        4.73
  1996(2)     1.00       0.05       (0.05)       1.00       5.14     223,416           0.60        4.98        0.70        4.88
  CLASS A
  2001*      $1.00      $0.01+     $(0.01)      $1.00       1.32%$        84           0.72%       2.63%       0.77%       2.58%
  2001        1.00       0.05       (0.05)       1.00       5.39         135           0.67        5.23        0.72        5.18
  2000        1.00       0.05       (0.05)       1.00       4.80       1,835           0.66        4.67        0.85        4.48
  1999        1.00       0.04       (0.04)       1.00       4.51       9,161           0.67        4.77        0.91        4.53
  1998(1)     1.00       0.05       (0.05)       1.00       4.61     240,208           0.67        4.90        0.92        4.65
  1997(2)     1.00       0.05       (0.05)       1.00       4.82     176,006           0.67        4.72        0.92        4.47
  1996(2)     1.00       0.05       (0.05)       1.00       5.04     158,723           0.70        4.87        0.95        4.62


 *  FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2001. ALL RATIOS, EXCLUDING
    TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
 +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS, EXCLUDING TOTAL
    RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) FOR THE YEAR ENDED JUNE 30.

                             See Accompanying Notes

                                       STATEMENT OF NET ASSETS
                           ARMADA GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                             NOVEMBER 30, 2001
                                                   (UNAUDITED)
                          ------------------------------------
                                                         VALUE
                          MATURITY      PAR (000)        (000)
                          ------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 47.1%
FEDERAL FARM CREDIT BANK -- 1.7%
  Federal Farm Credit Bank +
      1.863%              12/12/01      $ 20,000   $   19,989
      2.067%              12/31/01        26,500       26,454
                                                   ----------
                                                       46,443
                                                   ----------
FEDERAL HOME LOAN BANK -- 14.9%
  Federal Home Loan Bank
      5.120%              01/16/02        15,030       15,032
      4.875%              01/22/02        20,000       20,005
      5.050%              02/05/02        20,000       20,000
      5.125%              02/26/02        20,000       20,072
      6.750%              05/01/02        20,000       20,209
      3.700%              05/21/02        20,000       20,024
      6.875%              07/18/02        45,000       46,060
      6.750%              08/15/02        20,000       20,421
      3.600%              09/05/02        20,000       20,000
      3.980%              09/06/02        20,000       20,000
      3.750%              09/12/02        20,000       20,000
      3.625%              10/07/02        20,000       19,997
      2.655%              10/10/02        20,000       20,000
      3.000%              10/11/02        20,000       20,000
      2.765%              10/11/02        20,000       20,000
      2.510%              11/01/02        20,000       20,000
      3.500%              11/04/02        20,000       20,016
  Federal Home Loan Bank (A)
      1.900%              02/14/02        20,000       20,000
      2.450%              03/27/03        20,000       20,000
                                                   ----------
                                                      401,836
                                                   ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.9%
  Federal Home Loan Mortgage Corporation
      5.500%              05/15/02        21,700       21,841
      6.625%              08/15/02        20,000       20,577
  Federal Home Loan Mortgage Corporation +
      2.046%              12/04/01        60,000       59,990
      3.379%              12/06/01        20,000       19,991
      2.443%              12/13/01        20,000       19,984
      3.903%              12/21/01        15,000       14,968
      2.435%              12/28/01        20,000       19,964
      4.418%              02/28/02        20,000       19,790
  Federal Home Loan Mortgage Corporation (MTN)
      3.720%              08/27/02        20,000       20,000
      3.650%              09/27/02        37,300       37,310
      2.550%              10/22/02        20,000       20,000
      2.300%              11/27/02        20,000       20,000
                                                   ----------
                                                      294,415
                                                   ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.4%
  Federal National Mortgage Association
      4.030%              06/28/02        20,000       20,000
      6.750%              08/15/02        25,000       25,513
      2.510%              11/01/02        20,000       20,000
      2.550%              11/05/02        20,000       20,000
  Federal National Mortgage Association +
      2.452%              12/06/01        20,000       19,993
      1.893%              12/12/01        20,000       19,988
      2.282%              12/14/01        20,000       19,984

                          -----------------------------------
                                                        VALUE
                          MATURITY     PAR (000)        (000)
                          -----------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Federal National Mortgage Association + -- Continued
      2.413%              12/20/01      $ 20,000   $   19,975
      2.417%              12/27/01        40,000       39,931
      3.633%              01/10/02        20,000       19,921
      4.059%              01/11/02        20,000       19,910
      3.639%              01/25/02        15,000       14,918
      2.344%              02/28/02         9,650        9,595
      2.519%              03/07/02        19,000       18,874
      3.667%              06/14/02        20,000       19,616
  Federal National Mortgage Association (A)
      3.290%              12/03/01        20,000       20,000
      1.968%              07/26/02        20,000       19,998
      1.976%              10/04/02        15,000       15,000
                                                   ----------
                                                      363,216
                                                   ----------
STUDENT LOAN MARKETING ASSOCIATION -- 6.2%
  Student Loan Marketing Association (A)
      2.209%              01/08/02        20,000       20,000
      2.455%              02/25/02        20,000       20,001
      2.425%              03/18/02        20,000       19,998
      2.205%              03/21/02        20,000       20,000
  Student Loan Marketing Association (MTN) (A)
      2.129%              01/04/02        20,000       20,000
      2.269%              02/07/02        20,000       20,002
      2.209%              04/18/02         8,750        8,750
      2.219%              06/25/03        40,000       40,000
                                                   ----------
                                                      168,751
                                                   ----------
Total U.S. Government Agency Obligations
   (Cost $1,274,661)                                1,274,661
                                                   ----------

REPURCHASE AGREEMENTS -- 51.6%
  Credit Suisse First Boston
    2.12% (dated 11/30/01, matures
    12/03/01, repurchase price
    $245,043,283, collateralized by
    various government obligations:
    total market value $249,903,873)     245,000      245,000
  Goldman Sachs
    2.14% (dated 11/30/01, matures
    12/03/01, repurchase price
    $95,016,942, collateralized by
    various government obligations:
    total market value $96,900,001)       95,000       95,000
  Greenwich Capital
    2.13% (dated 11/30/01, matures
    12/03/01, repurchase price
    $205,036,388, collateralized by
    various government obligations:
    total market value $209,104,797)     205,000       205,000
  JPMorgan Chase
    2.13% (dated 11/30/01, matures
    12/03/01, repurchase price
    $381,448,695, collateralized by
    various government obligations:
    total market value $389,012,968)     381,381      381,381


                                See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                                    --------------------------
                                       NUMBER OF        VALUE
                                   SHARES/PAR (000)     (000)
                                    --------------------------

REPURCHASE AGREEMENTS -- CONTINUED
  Salomon Smith Barney
    2.13% (dated 11/30/01, matures
    12/03/01, repurchase price
    $470,083,425, collateralized by
    various government obligations:
    total market value $487,498,188)    $470,000   $  470,000
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,396,381)                                1,396,381
                                                   ----------

CASH EQUIVALENT -- 1.3%
  Goldman Sachs Financial Square
    Government Money
    Market Fund                       33,936,910       33,937
                                                   ----------
TOTAL CASH EQUIVALENT
   (Cost $33,937)                                      33,937
                                                   ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $2,704,979)*                               2,704,979
                                                   ==========
OTHER ASSETS AND LIABLILITIES,
   NET -- 0.0%                                          1,178
                                                   ----------

                                                        -----
                                                        VALUE
                                                        (000)
                                                        -----
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization --  no par value)
   based on 1,912,983,180 outstanding shares
   of beneficial interest                          $1,912,998
Portfolio Shares of Class A
   (unlimited authorization --  no par value)
    based on 793,654,181 outstanding shares
   of beneficial interest                             793,660
Distributions in excess of net investment income         (513)
Accumulated net realized gain on investments               12
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $2,706,157
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PERICE PER
   SHARE -- CLASS I                                     $1.00
                                                        =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                        =====

--------------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
 +  EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
MTN -- MEDIUM TERM NOTE

                           See Accompanying Notes

                                       STATEMENT OF NET ASSETS
                                      ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------
                                             NOVEMBER 30, 2001
                                                   (UNAUDITED)
                          ------------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          ------------------------------------

CORPORATE BONDS -- 1.1%
  Associates Financial
      6.500%              10/15/02      $ 20,580    $  21,166
  General Motors Finance
      9.625%              12/15/01        11,400       11,419
  Household Finance
      5.875%              11/01/02         8,735        8,982
  Transamerica Financial
      7.250%              08/15/02        27,397       28,163
                                                   ----------
TOTAL CORPORATE BONDS
   (Cost $69,730)                                      69,730
                                                   ----------

COMMERCIAL PAPER+ -- 83.5%
AUTOMOTIVE -- 3.5%
  Guardian Industries
      2.119%              04/02/02        10,000        9,929
  Paccar
      2.820%              12/18/01        30,300       30,260
  Volkswagen of America
      2.130%              12/03/01        60,000       59,993
      2.410%              12/07/01        25,000       24,990
      2.495%              12/27/01        35,000       34,937
      3.579%              01/23/02        25,000       24,870
      2.287%              02/12/02        30,000       29,862
                                                   ----------
                                                      214,841
                                                   ----------
BANKS -- 17.3%
  Abbey National
      3.768%              12/03/01        25,000       24,995
      2.455%              01/03/02        35,000       34,922
      3.678%              01/16/02        25,000       24,885
      1.846%              04/29/02        20,000       19,848
  Anz Delaware
      1.879%              02/11/02        30,000       29,888
  Den Danske
      3.409%              12/04/01        30,000       29,992
      3.761%              01/02/02        50,000       49,836
      3.423%              02/25/02        45,000       44,638
      1.876%              04/24/02        34,500       34,243
  Dresdner US Finance
      3.573%              12/17/01        25,000       24,961
      3.265%              12/20/01        60,000       59,898
      1.857%              05/07/02        20,000       19,839
  Royal Bank of Canada
      1.960%              02/13/02        30,000       29,880
  Societe Generale
      2.344%              12/03/01       105,000      104,986
      2.480%              01/24/02        35,000       34,871
      2.494%              02/13/02         5,700        5,671
  Svenska Handelsbank
      3.689%              01/14/02        25,000       24,889
      3.295%              02/04/02        25,000       24,853
      2.325%              03/20/02        25,000       24,826
  Toronto Dominion
      3.619%              12/05/01        20,000       19,992
      2.481%              12/07/01        35,000       34,986
      2.340%              12/12/01        35,000       34,975
      1.876%              01/10/02        30,000       29,938
      3.610%              01/30/02        25,000       25,000
      2.010%              02/22/02        35,000       34,839

                          -----------------------------------
                                                        VALUE
                          MATURITY     PAR (000)        (000)
                          -----------------------------------
COMMERCIAL PAPER+ -- CONTINUED
BANKS -- CONTINUED
  UBS Finance
      2.150%              12/03/01      $130,000   $  129,984
      2.359%              12/05/01        35,000       34,991
      3.604%              12/18/01        25,000       24,958
      3.616%              12/20/01        25,000       24,953
      3.668%              01/15/02        25,000       24,887
                                                   ----------
                                                    1,067,424
                                                   ----------
CHEMICALS -- 1.4%
  Great Lakes Chemical
      3.782%              02/06/02        25,000       24,828
      3.962%              02/20/02        20,000       19,827
  Henkel
      2.092%              12/07/01        19,086       19,079
      3.783%              12/14/01        25,000       24,966
                                                   ----------
                                                       88,700
                                                   ----------
COMMUNICATIONS EQUIPMENT -- 0.4%
  Preferred Communications
      2.064%              03/04/02        25,000       24,868
                                                   ----------
COMPUTERS -- 2.5%
  Hewlett-Packard
      2.497%              01/07/02        35,000       34,911
      2.184%              02/15/02        30,000       29,863
      2.332%              03/04/02        35,000       34,791
      2.220%              03/22/02        30,000       29,796
      2.122%              04/24/02        25,000       24,790
                                                   ----------
                                                      154,151
                                                   ----------
DIVERSIFIED OPERATIONS -- 1.5%
  General Electric
      3.671%              01/23/02        25,000       24,867
      2.225%              04/17/02        35,000       34,707
      2.007%              04/29/02        35,000       34,712
                                                   ----------
                                                       94,286
                                                   ----------
ELECTRICAL SERVICES -- 0.6%
  Potomac Electric Power
      2.107%              01/25/02        18,500       18,441
      2.107%              01/28/02        19,500       19,434
                                                   ----------
                                                       37,875
                                                   ----------
FINANCIAL CONDUIT -- 18.3%
  Ciesco
      2.006%              01/08/02        30,000       29,937
      2.008%              01/28/02        30,000       29,903
      2.058%              02/01/02        35,000       34,876
  Corporate Asset Funding
      2.332%              01/08/02        35,000       34,914
  Delaware Funding
      2.131%              12/05/01        65,000       64,985
      2.048%              12/07/01        60,000       59,980
      2.072%              12/13/01        17,316       17,304
      2.085%              03/28/02        35,254       35,017
  Fountain Square
      2.084%              12/20/01        35,000       34,962
      2.153%              12/24/01        13,241       13,223
      2.382%              01/03/02        13,012       12,984
      2.212%              01/28/02        19,720       19,650
      2.142%              02/01/02        31,135       31,021



                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                           -----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           -----------------------------------

COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL CONDUIT -- CONTINUED
  Galaxy Funding
      2.024%              12/14/01      $ 30,000    $  29,978
      2.308%              12/18/01        25,000       24,973
      2.879%              01/25/02        55,000       54,761
      2.379%              02/13/02        35,000       34,830
      2.009%              02/20/02        30,000       29,865
      2.104%              03/18/02        30,000       29,814
  Market Street Funding
      2.140%              12/03/01        60,000       59,993
      2.073%              12/05/01        30,000       29,993
      2.315%              12/06/01        60,000       59,981
      2.033%              12/07/01        30,000       29,990
      2.033%              12/12/01        35,000       34,978
      2.287%              12/14/01        25,000       24,979
  Preferred Receivables
      2.235%              12/05/01        35,000       34,991
      2.086%              01/07/02        70,000       69,850
      2.085%              01/08/02        35,000       34,923
  Variable Funding
      2.083%              12/04/01        30,000       29,995
      2.013%              12/14/01        30,000       29,978
      1.956%              01/07/02        30,000       29,940
      2.488%              01/10/02        40,000       39,890
                                                   ----------
                                                    1,132,458
                                                   ----------
FINANCIAL SERVICES -- 22.6%
  ABB Treasury Center USA
      3.574%              12/27/01        72,380       72,196
      2.318%              02/15/02        35,000       34,830
      2.322%              03/11/02        35,000       34,776
      2.327%              04/03/02        35,000       34,725
  Allianz of America
      2.515%              12/20/01        35,000       34,954
  CXC
      2.358%              12/06/01        35,000       34,989
  Dexia Delaware
      2.104%              12/06/01        30,000       29,991
  Edison Asset Securitization
      2.135%              12/11/01        35,000       34,979
      2.236%              12/12/01        30,000       29,980
      2.095%              01/07/02        35,000       34,925
      2.078%              01/23/02        35,000       34,893
      1.889%              02/08/02        35,000       34,874
  Household Finance
      3.425%              01/23/02        30,000       29,851
      2.367%              01/24/02        35,000       34,877
      2.009%              02/11/02        35,000       34,860
      2.093%              02/13/02        25,000       24,893
      2.299%              02/15/02        35,000       34,832
  KFW International Finance
      2.150%              12/03/01        25,100       25,097
      3.685%              01/07/02        20,000       19,926
      1.879%              02/12/02        30,000       29,886
      2.013%              03/18/02        30,000       29,822
      2.053%              03/22/02        20,000       19,874

                          -----------------------------------
                                                        VALUE
                          MATURITY     PAR (000)        (000)
                          -----------------------------------

COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Morgan Stanley Dean Witter
      2.071%              12/06/01      $ 35,000    $  34,990
      2.027%              01/18/02        30,000       29,919
  Salomon Smith Barney Holdings
      2.120%              12/03/01       210,508      210,483
  Siemens Capital
      2.292%              05/28/02        23,750       23,485
  Three Pillars
      2.043%              12/07/01        30,000       29,990
      2.063%              12/10/01        60,628       60,597
      2.078%              12/17/01        70,000       69,935
      2.122%              12/18/01        35,000       34,965
      2.030%              02/11/02        30,000       29,879
      2.111%              02/25/02        35,000       34,824
  Transamerica Financial
      2.329%              02/20/02        35,000       34,818
      2.343%              03/05/02        35,000       34,788
      2.241%              03/25/02        35,000       34,754
                                                   ----------
                                                    1,393,457
                                                   ----------
FOOD, BEVERAGE & TOBACCO -- 3.7%
  Archer Daniels Midland
      2.062%              03/05/02        20,000       19,893
  Coca-Cola
      2.008%              02/04/02        14,500       14,448
  Diageo Capital
      3.542%              12/07/01        25,000       24,985
      3.225%              01/09/02        30,000       29,896
      2.425%              02/20/02        35,000       34,811
      2.532%              03/19/02        25,000       24,812
      2.186%              03/25/02        35,000       34,760
  Golden Peanut
      2.328%              02/11/02        30,000       29,861
      2.066%              04/05/02        15,000       14,893
                                                   ----------
                                                      228,359
                                                   ----------
INSURANCE -- 3.3%
  Guardian
      2.516%              12/18/01        25,000       24,970
      2.376%              03/28/02        10,000        9,924
  ING America Insurance
      2.542%              12/05/01        30,000       29,992
      2.131%              01/29/02        30,000       29,896
      2.080%              02/19/02        35,000       34,839
  Marsh & McLennan
      3.790%              12/03/01        25,000       24,995
  Marsh USA
      3.770%              12/06/01        25,000       24,987
      3.624%              12/10/01        25,000       24,978
                                                   ----------
                                                      204,581
                                                   ----------
PETROLEUM & FUEL PRODUCTS -- 5.1%
  BP
      2.428%              03/18/02        25,000       24,822
      2.480%              03/26/02        35,000       34,726
      2.399%              04/05/02        35,000       34,712
  Koch Industries
      2.150%              12/03/01       220,000      219,974
                                                   ----------
                                                      314,234
                                                   ----------

                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                                     ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                          -----------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          -----------------------------------
COMMERCIAL PAPER+ -- CONTINUED
PUBLISHING -- 0.5%
  Dow Jones
      3.438%              03/04/02      $ 30,000    $  29,738
                                                   ----------
STEEL & STEEL WORKS -- 2.2%
  Alcoa
      2.466%              01/04/02        25,000       24,942
  Rio Tinto America
      2.143%              12/03/01        31,010       31,006
      2.420%              12/05/01        15,000       14,996
      2.081%              02/19/02        27,602       27,475
      2.051%              02/20/02        35,000       34,839
                                                   ----------
                                                      133,258
                                                   ----------
TRANSPORTATION -- 0.6%
  CSX
      2.262%              01/14/02        35,000       34,904
                                                   ----------
TOTAL COMMERCIAL PAPER
   (Cost $5,153,134)                                5,153,134
                                                   ----------

CERTIFICATE OF DEPOSIT -- 0.6%
  Toronto Dominion Bank
      3.660%              08/20/02        35,000       34,996
                                                   ----------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $34,996)                                      34,996
                                                   ----------

FLOATING RATE NOTES (A) -- 3.2%
  Associates Financial
      2.220%              05/17/02        10,000       10,008
  First Union National Bank
      2.130%              12/18/01        25,000       25,000
  Ford Motor Credit
      2.430%              08/01/02        25,000       25,003
  Household Finance (MTN)
      2.800%              01/03/02        25,000       25,007
      2.750%              03/27/02        25,000       25,013
      2.750%              09/26/02        13,000       13,008
      2.278%              09/26/02        25,000       25,033
      2.510%              10/30/02        25,000       25,062
  SBC Communications (B)
      3.131%              03/14/02        25,000       25,000
                                                   ----------
TOTAL FLOATING RATE NOTES (A)
   (Cost $198,134)                                    198,134
                                                   ----------
                           ----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ----------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.3%
FEDERAL HOME LOAN BANK -- 4.0%
  Federal Home Loan Bank
      3.600%              09/05/02        25,000       25,000
      3.980%              09/06/02        25,000       25,000
      3.750%              09/12/02        25,000       25,000
      2.685%              10/25/02        24,600       24,600
      2.520%              11/01/02        25,000       25,000
      2.510%              11/01/02        25,000       25,000
      2.100%              12/05/02        30,000       30,000
      2.030%              12/05/02        35,000       35,000
      2.335%              12/12/02        35,000       35,000
                                                   ----------
                                                      249,600
                                                   ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.0%
  Federal Home Loan Mortgage Corporation (MTN)
      3.720%              08/27/02      $ 25,000   $   25,000
      3.650%              09/27/02        25,000       25,000
      2.550%              10/22/02        25,000       25,000
      2.500%              11/07/02        25,000       25,000
      2.300%              11/27/02        20,000       20,000
                                                   ----------
                                                      120,000
                                                   ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
  Federal National Mortgage Association
      2.510%              11/01/02        25,000       25,000
  Federal National Mortgage Association (A)
      1.968%              07/26/02        25,000       24,997
                                                   ----------
                                                       49,997
                                                   ----------
STUDENT LOAN MARKETING ASSOCIATION -- 0.5%
  Student Loan Marketing Association (MTN)
      2.250%              11/25/02        30,000       30,000
                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $449,597)                                    449,597
                                                   ----------

REPURCHASE AGREEMENTS -- 5.7%
  Credit Suisse First Boston
    2.12% (dated 11/30/01, matures
    12/03/01, repurchase price
    $60,010,600, collateralized by
    various government obligations:
    total market value $61,200,688)       60,000       60,000
  Goldman Sachs
    2.14% (dated 11/30/01, matures
    12/03/01, repurchase price
    $33,005,885, collateralized by
    various government obligations:
    total market value $33,660,000)        33,000      33,000
  Greenwich Capital
    2.13% (dated 11/30/01, matures
    12/03/01, repurchase price
    $50,008,875, collateralized by
    various government obligations:
    total market value $51,000,432)        50,000      50,000
  JPMorgan Chase
    2.13% (dated 11/30/01, matures
    12/03/01, repurchase price
    $90,687,094, collateralized by
    various government obligations:
    total market value $92,484,432)        90,671      90,671
  Salomon Smith Barney
    2.13% (dated 11/30/01, matures
    12/03/01, repurchase price
    $118,020,945, collateralized by
    various government obligations:
    total market value $129,256,561)      118,000     118,000
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $351,671)                                    351,671
                                                   ----------


                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                                       -----------------------
                                       NUMBER OF        VALUE
                                         SHARES         (000)
                                       ----------------------
CASH EQUIVALENT -- 0.4%
  Goldman Sachs Financial Square
    Prime Obligation Money
    Market Fund                       24,717,609   $   24,718
                                                   ----------
TOTAL CASH EQUIVALENT
   (Cost $24,718)                                      24,718
                                                   ----------
TOTAL INVESTMENTS -- 101.8%
   (Cost $6,281,980)*                               6,281,980
                                                   ==========
OTHER ASSETS AND LIABILITIES,
   NET -- (1.8%)                                     (108,045)
                                                   ----------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization --  no par value)
   based on 4,070,485,429 outstanding shares
   of beneficial interest                           4,070,489
Portfolio Shares of Class A
   (unlimited authorization --  no par value)
   based on 2,110,457,326 outstanding shares
   of beneficial interest                           2,110,460
Portfolio Shares of Class B
   (unlimited authorization --  no par value)
   based on 1,143,295 outstanding shares
   of beneficial interest                               1,143
Portfolio Shares of Class C
   (unlimited authorization --  no par value)
   based on 118,207 outstanding shares
   of beneficial interest                                 118
Distributions in excess of net investment income          (34)
Accumulated net realized loss on investments           (8,241)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $6,173,935
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS B                                     $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS C                                     $1.00
                                                   ==========


------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
 +  EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
MTN -- MEDIUM TERM NOTE


                           See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                      ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                   (UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ----------------------------------
MUNICIPAL BONDS -- 99.3%
OHIO -- 99.3%
  Allen County (BAN)
      2.700%              09/12/02       $ 1,550      $ 1,552
  Allen County Health Care
    Facilities, Mennonite
    Memorial Home Project
    (RB) (A) (B) (C)
      1.550%              02/01/18         3,220        3,220
  Beachwood (BAN)
      3.450%              02/28/02         2,000        2,001
  Bedford (BAN)
      4.625%              12/20/01         1,000        1,000
  Bowling Green (BAN)
      3.350%              03/28/02         2,900        2,902
  Butler County (BAN) Series B
      2.970%              06/13/02         2,050        2,059
  Centerville Health Care
    Authority, Bethany
    Lutheran Village Project
    (RB) (A) (B) (C)
      1.600%              05/01/08         5,700        5,700
  Chardon Village (BAN)
      3.500%              02/21/02         1,200        1,200
  Cincinnati & Hamilton
    Counties Economic
    Development Authority,
    Kenwood Office
    Association Project
    (RB) (A) (B) (C)
      1.600%              09/01/25         4,500        4,500
  Clark County (BAN)
      3.350%              02/25/02           500          501
  Clark County (BAN)
    Series D
      3.650%              05/02/02         1,675        1,677
  Columbus (GO) (A) (B)
    Series 1
      1.400%              12/01/17            75           75
  Columbus Sewer & Water
    Improvement Authority
    (RB) (A) (B)
      1.500%              06/01/11         9,250        9,250
  Columbus Tax Increment
    Financing, Lyra Gemini
    Polaris Project
    (TA) (A) (B) (C)
      1.550%              08/01/11         1,000        1,000
  Cuyahoga County Civic
    Facility, Oriana Services
    (RB) (A) (B) (C)
      1.650%              04/01/16         3,095        3,095
  Cuyahoga County Economic
    Development Authority,
    Positive Education Program
    (RB) (A) (B) (C)
      1.650%              08/01/20         2,960        2,960
  Cuyahoga County Health
    Care Facilities Authority,
    Applewood Centers Project
    (RB) (A) (B) (C)
      1.550%              11/01/14         1,230        1,230

                           ----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (A) (B) (C)
    Series A
      1.450%              01/01/26        $  475       $  475
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (A) (B)
    Series A
      1.550%              01/01/24         2,935        2,935
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (A) (B)
    Series B
      1.550%              01/01/25         2,900        2,900
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (A) (B)
    Series D
      1.600%              01/01/26         1,200        1,200
  Cuyahoga County Hospital
    Authority, Cleveland Clinic
    Foundation (RB) (AMBAC)
    (A) (B) Series A
      1.500%              01/01/16           975          975
  Cuyahoga County Hospital
    Authority, University Hospitals
    Health System (RB) (AMBAC)
    (A) (B) Series A
      1.500%              01/15/22         4,625        4,625
  Cuyahoga County Hospital
    Authority, University Hospitals
    Health System (RB) (AMBAC)
    (A) (B) Series D
      1.500%              01/15/29         2,400        2,400
  Cuyahoga County Hospital
    Authority, University Hospitals
    Health System (RB) (AMBAC)
    (A) (B) Series E
      1.500%              01/15/29         4,375        4,375
  Franklin County Hospital
    Authority, Holy Cross
    Health Systems (RB) (A) (B)
    Series 1995
      1.500%              06/01/16         5,825        5,825
  Franklin County, Trinity
    Health Credit Group (RB)
    (A) (B) Series F
      1.500%              12/01/30         3,350        3,350
  Garfield Heights City School
    District (BAN)
      3.490%              03/11/02         1,000        1,001
  Geauga County Health Care
    Facilities, Montefiore
    Housing Corporation
    (RB) (A) (B) (C)
      1.650%              01/26/26         2,000        2,000


                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)

                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Hamilton County Economic
    Development Authority,
    Cincinnnati-Hamilton
    (RB)(A)(B)(C)
      1.550%              09/01/25       $ 1,000      $ 1,000
  Highland Local School
    District (BAN)
      3.120%              01/24/02         1,000        1,001
  Indian Hill Economic
    Development Authority,
    Cincinnati Country Day
    School (RB)(A)(B)(C)
      1.800%              05/01/19         2,400        2,400
  Jackson Center Local
    School District (BAN)
      3.530%              12/13/01         1,195        1,195
  Johnstown (BAN)
      2.960%              08/29/02         1,270        1,273
  Kent (BAN)
      4.650%              12/06/01         1,500        1,500
  Kent State University,
    General Receipts
    (RB) (MBIA)(A)(B)
      1.600%              05/01/31         9,930        9,930
  Lake County (BAN)
      3.125%              07/11/02           545          546
      2.750%              10/02/02         1,000        1,004
  Liberty Community
    Infrastructure Financing
    Authority (RB)(A)(B)(C)
      1.600%              12/01/31         1,000        1,000
  Lima Hospital Authority,
    Memorial Hospital
     (RB) (A)(B)(C)
      1.650%              12/01/10         1,810        1,810
  Logan County (BAN)
      2.370%              11/13/02         2,980        2,985
  Logan Hocking Local
    School District (BAN)
      3.500%              12/18/01         2,000        2,001
  Louisville City School
    District (BAN)
      3.250%              01/17/02         2,000        2,002
  Lucas County Facilities
    Improvement Authority,
    Toledo Zoological Society
    (RB) (A)(B)(C)
      1.550%              10/01/05           700          700
  Lucas County Health Care
    Facilities Authority,
    Sunset Retirement Community
    (RB) (A)(B)(C) Series B
      1.500%              08/15/30         5,300        5,300
  Mahoning County Hospital
    Facilities Authority,
    Forum Health Obligation
    Group (RB)(MBIA)(A)(B)
    Series B
      1.550%              12/01/28         4,000        4,000

                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Mason (BAN)
      3.300%              05/30/02       $ 1,000      $ 1,001
  Mason City School District
    (BAN) Series B
      4.000%              12/01/01         1,000        1,000
  Massillon (BAN)
      3.920%              01/11/02         1,350        1,351
  Medina County Industrial
    Development Authority,
    Partners In Plastics Project
    (RB)(A)(B)(C)
      1.800%              03/01/08           995          995
  Miami County (BAN)
      2.970%              02/01/02         1,665        1,666
  Miami County Hospital
    Facilities Authority,
    Upper Valley Medical Center
    (RB)(A)(B)(C) Series C
      1.550%              08/01/10         2,750        2,750
  Middletown (GO)
      3.410%              08/06/02           735          738
  Milford Exempted Village
    School District (BAN)
      3.210%              01/17/02         3,000        3,002
  New Lebanon Sewer Systems
    Authority (RAN)
      4.250%              05/09/02           995          997
  Northeastern Local School
    District (TAN)
      3.770%              05/02/02         1,400        1,402
  Obetz (BAN)
      3.300%              12/14/01         1,200        1,200
  Ohio State Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    (RB) (A)(B)(C) Series A
      1.600%              12/01/15         5,500        5,500
  Ohio State Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    (RB) (A)(B)(C) Series B
      1.600%              12/01/15         1,250        1,250
  Ohio State Air Quality
    Development Authority,
    Cleveland Electric Illuminating
    (TECP) (FGIC)
      2.650%              01/09/02         3,000        3,000
      2.650%              02/06/02         3,000        3,000
  Ohio State Air Quality
    Development Authority,
    Ohio Edison (RB)(A)(B)(C)
    Series A
      1.500%              02/01/14         7,000        7,000
  Ohio State Air Quality
    Development Authority,
    Ohio Edison (RB) (A) (B)
    Series A
      2.550%              02/07/02         1,500        1,500
      2.000%              02/07/02         2,500        2,500


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                      ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Air Quality
    Development Authority,
    Timken Company (RB)
    (A) (B) (C)
      1.500%              11/01/25       $ 2,000      $ 2,000
  Ohio State Air Quality
    Development Authority,
    USX Project (RB) (A) (B) (C)
      1.450%              11/01/15         5,160        5,160
  Ohio State Air Quality
    Pollution Control
    Development Authority,
    Duquesne Light (RB)
    (AMBAC) (A) (B) Series B
      1.600%              10/01/27         3,075        3,075
  Ohio State Air Quality
    Pollution Control
    Development Authority,
    Timken Company
    (RB) (A) (B) (C)
      1.550%              07/01/03         2,000        2,000
  Ohio State Air Quality
    Pollution Control
    Development Authority,
    Toledo Edison (RB)
    (A) (B) (C) Series A
      1.600%              04/01/24         2,900        2,900
  Ohio State Air Quality
    Pollution Control
    Development Authority,
    Toledo Edison (RB)
    (A) (B) (C) Series C
      1.600%              06/01/23         4,640        4,640
  Ohio State Economic
    Development Authority,
    YMCA Greater Cincinnati
    Project (RB) (A) (B) (C)
      1.550%              11/01/21         2,000        2,000
  Ohio State Environmental
    Improvement Authority,
    US Steel (RB) (A) (B) (C)
      2.200%              12/01/01         1,000        1,000
  Ohio State Higher Educational
    Facilities Authority,
    Case Western Reserve
    University (TECP)
      2.400%              01/16/02         3,000        3,000
      2.450%              02/13/02         2,000        2,000
      2.100%              03/20/02         3,000        3,000
  Ohio State Higher Educational
    Facilities Authority,
    Lake Erie College
    (RB) (A) (B) (C)
      1.650%              12/01/16         2,930        2,930
  Ohio State Higher Educational
    Facilities Authority,
    Pooled Financing Program
    (RB) (A) (B) (C) Series A
      1.650%              09/01/26         3,390        3,390

                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Higher Educational
    Facilities Authority,
    Pooled Financing Program
    (RB) (A) (B) (C) Series C
      1.650%              09/01/25       $ 1,000      $ 1,000
  Ohio State Higher Educational
    Facilities Authority,
    Xavier University (RB)
    (A) (B) (C)
      1.550%              05/01/15         2,500        2,500
  Ohio State Higher Educational
    Facilities Authority,
    Xavier University (RB)
    (A) (B) (C) Series B
      1.550%              11/01/30        15,000       15,000
  Ohio State Pollution Control
    Authority, Sohio Air Project
    (RB) (A) (B)
      1.600%              05/01/22         3,300        3,300
  Ohio State University General
    Receipts (RB) (A) (B)
      1.490%              12/01/21         4,000        4,000
  Ohio State University General
    Receipts (RB) (A) (B) Series B
      1.000%              12/01/14           900          900
      1.000%              12/01/19         2,600        2,600
      1.000%              12/01/29           300          300
  Ohio State Water Development
    Authority, Cleveland Electric
    Illuminating (TECP)
      2.000%              02/05/02         2,000        2,000
      2.000%              02/06/02         2,400        2,400
  Ohio State Water Development
    Authority, Timken Company
    (RB) (A) (B)
      1.500%              11/01/25         2,000        2,000
  Ohio State Water Pollution
    Control Development Authority,
    Cleveland Electric Illuminating
    (RB) (A) (B) (C) Series B
      1.500%              08/01/20         6,700        6,700
  Olentangy Local School
    District (BAN)
      2.750%              02/19/02         3,000        3,005
  Pickerington Local School
    District (BAN)
      3.200%              12/14/01         2,000        2,000
      2.890%              12/14/01         2,500        2,500
  Pike Delta Local School
    District (BAN)
      4.860%              12/13/01         1,650        1,650
  Sandusky (BAN)
      3.000%              07/25/02         2,600        2,604
  Scioto County, VHA Central
    Capital Asset Financing
    Program (RB) (AMBAC)
    (A) (B) Series B
      1.450%              12/01/25         2,925        2,925


                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Scioto County, VHA Central
    Capital Asset Financing
    Program (RB) (AMBAC)
    (A) (B) Series G
      1.450%              12/01/25       $ 1,400      $ 1,400
  Southwestern City School
    District (BAN)
      3.250%              05/16/02         1,375        1,379
  Springfield City School
    District (GO) (FGIC)
      4.000%              12/01/01         1,800        1,800
  St. Clairsville & Richland
    (BAN)
      3.630%              12/20/01         1,000        1,000
  Summit County Civic
    Facilities Authority,
    Oriana Services Project
    (RB) (A) (B) (C)
      1.650%              02/01/11         1,420        1,420
  Toledo City Services (SPA)
    (A) (B) (C)
      1.550%              06/01/02         2,400        2,400
  University of Cincinnati
    (BAN) Series BB
      4.450%              12/20/01         5,000        5,004
  Wadsworth City School
    District (TAN)
      4.650%              12/01/01           365          365
  Warren County Economic
    Development Authority,
    Ralph J Stolle Countryside
    Project (RB) (A) (B) (C)
      1.550%              08/01/20         2,000        2,000
  Warren County Health Care
    Facilities Authority,
    Otterbein Homes Project
    (RB) (A) (B) (C) Series B
      1.750%              07/01/23         3,723        3,723
  Warren County Industrial
    Development Authority,
    Cincinnati Electric
    Illuminating
    (RB) (A) (B) (C)
      1.700%              09/01/15         4,870        4,870
  Warren County Industrial
    Development Authority,
    Liquid Container Project
    (RB) (A) (B) (C)
      1.600%              03/01/15         1,670        1,670
  Wooster Industrial
    Development Authority,
    Allen Group Project (RB)
    (A) (B) (C)
      1.750%              12/01/10         2,800        2,800
                                                  -----------
                                                      279,792
                                                  -----------
TOTAL MUNICIPAL BONDS
   (Cost $279,792)                                    279,792
                                                  -----------

                                       ----------------------
                                       NUMBER OF        VALUE
                                        SHARES          (000)
                                       ----------------------
CASH EQUIVALENTS -- 0.3%
  Blackrock Funds Ohio Municipal
    Money Market Portfolio               500,000  $       500
  Federated Ohio Municipal
    Cash Trust                           349,779          350
                                                  -----------
TOTAL CASH EQUIVALENTS
   (Cost $850)                                            850
                                                  -----------
TOTAL INVESTMENTS -- 99.6%
   (Cost $280,642)*                                   280,642
                                                  ===========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.4%                                          1,077
                                                  -----------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization --  no par value)
   based on 229,133,402 outstanding shares
   of beneficial interest                             229,133
Portfolio Shares of Class A
   (unlimited authorization --  no par value)
   based on 52,561,443 outstanding shares
   of beneficial interest                              52,561
Undistributed net investment income                        25
                                                   ----------
TOTAL NET ASSETS -- 100.0%                           $281,719
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                   ==========

--------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001.
(B) PUT & DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SPA -- SPECIAL ASSESSMENT
TA -- TAX ALLOCATION
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
VHA -- VETERANS HOSPITAL ADMINISTRATION


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
             ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ----------------------------------
MUNICIPAL BONDS -- 99.5%
PENNSYLVANIA -- 99.5%
  Allegheny County (TECP)
    Series C-51
      3.150%              05/01/02       $ 2,455     $  2,455
  Allegheny County (TRAN)
    Series A
      4.000%              12/14/01         2,000        2,001
  Allegheny County Higher
    Education Building Authority,
    Carnegie Mellon University
    (RB) (A) (B)
      1.550%              12/01/33         7,500        7,500
  Allegheny County Industrial
    Development Authority,
    Environmental Improvement,
    USX Corporation (RB)
    (A) (B) (C)
      1.500%              12/01/32         6,000        6,000
  Avon Grove School District
    Authority (GO) (FSA)
    Series 2001-A
      2.000%              08/15/02           585          585
  Beaver County Industrial
    Development Authority,
    Atlantic Richfield
    (RB) (A) (B)
      1.500%              12/01/20         2,000        2,000
  Beaver County Industrial
    Development Authority,
    Duquesne Light (TECP)
    (AMBAC)
      2.450%              12/05/01         2,600        2,600
      2.000%              02/12/02         3,000        3,000
  Beaver County Industrial
    Development Authority,
    Duquesne Light (TECP)
    (AMBAC) Series E
      2.050%              12/06/01         2,000        2,000
  Berks County Industrial
    Development Authority,
    Kutztown Resource
    Recovery Management
    Project (RB) (A) (B) (C)
      1.650%              12/01/30         2,000        2,000
  Bristol Township School
    District Authority,
    Prerefunded 02/15/02 @ 102
    (GO) (MBIA) Series A
      6.625%              02/15/02         2,000        2,060
  Bucks County (GO) Series A
      6.050%              03/01/02         1,000        1,007
  Bucks County (TRAN)
      3.750%              12/31/01         1,000        1,000
  Bucks County Industrial
    Development Authority,
    Edgcomb Metals Project
    (RB) (A) (B) (C)
      1.550%              10/01/09         3,330        3,330

                          -----------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Bucks County Industrial
    Development Authority,
    TRU Realty Corporation
    (RB) (A) (B) (C)
      2.050%              12/01/18       $ 3,000      $ 3,000
  Central Bucks County School
    District Authority (GO)
    (FGIC) (A) (B) Series A
      1.570%              02/01/20         1,900        1,900
  Chester County Industrial
    Development Authority,
    Archdiocese of Philadelphia
    (RB) (A) (B ) (C)
      1.550%              07/01/31         1,960        1,960
  Dallastown Area School
    District Authority (GO)
    (FGIC) (A) (B)
      1.570%              05/01/20         2,000        2,000
  Dauphin County General
    Authority (RB) (AMBAC)
    (A) (B) Sub-Series UUU1
      5.220%              06/03/02         2,000        2,030
  Delaware County Industrial
    Development Authority,
    BP Oil Project (RB)
      1.600%              12/01/09         1,000        1,000
  Delaware County Industrial
    Development Authority,
    Philadelphia Electric
    Company (TECP)
    (B) (C) Series A
      2.450%              02/14/02         6,925        6,925
  Delaware County Industrial
    Development Authority,
    Philadelphia Electric
    Company (TECP) (FGIC)
      1.600%              01/16/02         2,000        2,000
  Delaware County Industrial
    Development Authority,
    Scott Paper Project (RB)
    (A) (B) Series A
      1.600%              12/01/18         2,200        2,200
  Delaware County Industrial
    Development Authority,
    Scott Paper Project (RB)
    (A) (B) Series B
      1.600%              12/01/18         2,600        2,600
  Delaware County Industrial
    Development Authority,
    Scott Paper Project (RB)
    (A) (B) Series D
      1.600%              12/01/18         3,600        3,600
  Delaware County Industrial
    Development Authority,
    Sun Project (RB) (A) (B) (C)
      1.600%              11/01/33         4,000        4,000



                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware County University
    Authority, Villanova
    University (RB) (A) (B) (C)
      1.300%              08/01/31       $ 2,000      $ 2,000
  Delaware County, PECO Energy
    (TECP) (B) (C)
    Series 2001-A
      2.100%              03/13/02         1,235        1,235
  Delaware County, PECO Energy
    (TECP) (FGIC)
      2.350%              02/07/02         2,000        2,000
  Delaware Valley Regional
    Industrial Finance Authority,
    Local Government Project
    (RB) (A) (B) (C)
      1.500%              08/01/16         2,700        2,700
  Emmaus General Authority
    (RB) (A) (B) (C)
    Sub-Series D-18
      1.550%              03/01/24         1,200        1,200
  Emmaus General Authority
    (RB) (A) (B) (C)
    Sub-Series E-17
      1.550%              03/01/24         3,600        3,600
  Emmaus General Authority
    (RB) (FSA) (A) (B)
      1.550%              12/01/28         2,000        2,000
  Erie Higher Education
    Building Authority,
    Gannon University (TECP)
    (A) (B) (C) Series F
      3.350%              01/15/02         2,000        2,000
  Geisinger Health System
    Authority, Geisinger
    Health System Foundation
    (RB) (A) (B)
      1.550%              08/01/28         6,200        6,200
  Gettysburg Area Industrial
    Development Authority,
    Brethren Home Community
    Project (RB) (A) (B) (C)
    Series A
      1.550%              06/01/24         3,900        3,900
  Harrisburg Authority (RB)
    (A) (B) (C) Series 2001
      1.540%              03/01/34         8,000        8,000
  Lancaster Higher Education
    Authority, Franklin &
    Marshall College (RB)
    (A) (B)
      1.590%              04/15/27         3,965        3,965
  Lehigh County General
    Purpose Authority,
    Lehigh Valley Health
    (RB) (MBIA) (A) (B)
    Series B
      1.400%              07/01/29           300          300

                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Lehigh County General
    Purpose Authority,
    St. Lukes Hospital Project
    (RB) (A) (B) (C)
      1.600%              07/01/31       $ 3,000      $ 3,000
  Montgomery County Higher
    Educational Facilities
    Authority, William Penn
    Charter School (RB)
    (A) (B) (C)
      1.540%              09/15/31         2,000        2,000
  Montgomery County, PECOEnergy
    (TECP) (B) (C)
      2.650%              12/11/01         4,000        4,000
      2.400%              02/06/02         1,995        1,995
  Montgomery County,
    Philadelphia Electric
    Company (TECP)
      1.600%              02/21/02         2,000        2,000
  New Castle Area Hospital
    Authority, Jameson
    Memorial Hospital
    Project (RB) (FSA) (A) (B)
      1.500%              07/01/26         1,700        1,700
  Norristown (TRAN)
      4.750%              12/28/01         1,750        1,750
  Northampton County Higher
    Education Authority,
    Lafayette College Project
    (RB) (A) (B) (C) Series B
      1.500%              11/01/28         3,500        3,500
  Northeastern York County
    School District (GO) (FGIC)
      3.350%              03/01/02         1,045        1,045
  Pennsylvania State (GO)
    (AMBAC)
      5.125%              09/15/02         2,000        2,052
  Pennsylvania State (GO)
    (FGIC) First Series
      5.375%              05/15/02         3,550        3,602
  Pennsylvania State (GO)
    (MBIA) Second Series
      5.000%              06/15/02         1,000        1,017
  Pennsylvania State (GO)
    First Series
      5.250%              01/15/02         1,000        1,003
  Pennsylvania State Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges &
    Universities (TECP)
    (A) (B) (C) Series D2
      3.100%              05/01/02         2,000        2,000
  Pennsylvania State Higher
    Educational Facilities
    Authority, Carnegie Mellon
    University Project (RB)
    (A) (B) Series 1995-B
      1.550%              11/01/27         2,000        2,000


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
             ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Higher
    Educational Facilities
    Authority, Carnegie Mellon
    University Project (RB)
    (A) (B) Series A
      1.550%              11/01/25       $ 3,000      $ 3,000
  Pennsylvania State Higher
    Educational Facilities
    Authority, Council of
    Independent Colleges
    (TECP) (A) (B) (C)
    Series A8
      3.200%              04/01/02         3,000        3,000
  Pennsylvania State Higher
    Educational Facilities
    Authority, Pennsylvania
    State University (RB)
    (A) (B) Series A
      1.530%              04/01/31         1,000        1,000
  Pennsylvania State Higher
    Educational Facilities
    Authority, University of
    Pennsylvania (RB) Series B
      6.500%              09/01/02         1,950        2,015
  Pennsylvania State Higher
    Educational Facilities
    Authority, University of
    Pennsylvania Health
    Services (RB) (A) (B) (C)
    Series B
      1.700%              01/01/26         2,700        2,700
  Pennsylvania State Higher
    Educational Facilities
    Authority, University of
    Pennsylvania Health
    Services (RB) (A) (B) (C)
    Series C
      1.700%              01/01/26         2,600        2,600
  Pennsylvania State
    Intergovernmental Cooperative
    Authority, City of Philadelphia
    Funding Program, Prerefunded
    06/15/02 @ 100 (ST)
      6.800%              06/15/02         4,250        4,349
  Pennsylvania State Public
    School Building Authority,
    Parkland School District
    (RB) (FGIC) (A) (B) Series D
      1.570%              03/01/19         1,540        1,540
  Pennsylvania State Turnpike
    Commission (RB) (A) (B)
    Series Q
      1.550%              06/01/27         4,400        4,400
      1.550%              06/01/28         1,500        1,500
  Pennsylvania State Turnpike
    Commission (RB) (A) (B)
    Series U
      2.350%              12/05/01         2,000        2,000
  Philadelphia Hospitals &
    Higher Educational Facilities
    Authority, Children's Hospital
    (RB) (A) (B) Series A
      1.600%              03/01/27         1,200        1,200

                          -----------------------------------
                                                        VALUE
                          MATURITY        PAR (000)     (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Philadelphia Industrial
    Development Authority,
    Chemical Heritage Foundation
    (RB) (A) (B) (C)
      1.550%              07/01/27       $ 1,000    $   1,000
  Philadelphia Industrial
    Development Authority,
    Fox Chase Cancer Center
    (RB) (A) (B) (C)
      1.600%              07/01/10         3,200        3,200
  Quakertown General Authority,
    Pooled Financing Program
    (RB) (A) (B) (C) Series A
      1.500%              07/01/26         2,840        2,840
  Sayre Health Care Facilities
    Authority, Capital Financing
    Program (RB) (AMBAC)
    (A) (B) Series I
      1.500%              12/01/20         2,750        2,750
  Sayre Health Care Facilities
    Authority, Capital Financing
    Program (RB) (AMBAC)
    (A) (B) Series M
      1.550%              12/01/20         3,000        3,000
  Scranton-Lackawanna
    Health & Welfare Authority,
    University of Scranton
    (RB) (A) (B) (C)
      2.150%              05/01/02         1,560        1,560
  Springfield Township
    (TRAN)
      4.550%              12/31/01         1,000        1,000
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series A
      1.550%              09/15/24         4,000        4,000
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series C
      1.550%              09/15/33         5,700        5,700
  Washington County Leasing
    Authority, Higher Education
    Pooled Equipment Leasing
    Project (RB) (A) (B) (C)
      1.650%              11/01/05         1,230        1,230
  West Perry Penn School
    District Authority
    (GO) (FSA)
      2.400%              04/01/02           965          965
  York County Industrial
    Development Authority,
    New Edgcomb Corporate
    Project (RB) (A) (B) (C)
      1.550%              07/01/09         4,865        4,865
                                                   ----------
                                                      203,931
                                                   ----------
TOTAL MUNICIPAL BONDS
   (Cost $203,931)                                    203,931
                                                   ----------



                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                                         --------------------
                                         NUMBER OF      VALUE
                                          SHARES        (000)
                                         --------------------
CASH EQUIVALENTS -- 0.5%
  Blackrock Pennsylvania Municipal
    Money Market Portfolio               400,000     $    400
  Federated Pennsylvania
    Cash Trust                           650,523          651
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $1,051)                                        1,051
                                                     --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $204,982)*                                   204,982
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.0%                                              1
                                                     --------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization --  no par value)
   based on 138,205,229 outstanding shares
   of beneficial interest                             138,205
Portfolio Shares of Class A
   (unlimited authorization --  no par value)
   based on 66,812,440 outstanding shares
   of beneficial interest                              66,812
Undistributed net investment income                        19
Accumulated net realized loss on investments              (53)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $204,983
                                                     ========
NET ASSET VALUE  OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========

-------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001.
(B) PUT AND DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET ASSETS
    IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
ST -- SPECIAL TAX
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                          ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                          -----------------------------------
                                                        VALUE
                          MATURITY      PAR (000)       (000)
                          -----------------------------------

MUNICIPAL BONDS -- 100.4%
ALABAMA -- 1.2%
  City of Montgomery, General
    Electric (TECP)
      2.550%              01/17/02       $10,000     $ 10,000
                                                     --------
ALASKA -- 2.6%
  Valdez Marine Terminal Authority,
    Arco Transportation Project
    (RB) (A) (B) Series B
      1.550%              05/01/31         6,000        6,000
  Valdez Marine Terminal Authority,
    Arco Transportation Project
    (TECP) (A) (B) Series C
      2.150%              01/11/02        15,100       15,100
                                                     --------
                                                       21,100
                                                     --------
ARIZONA -- 2.6%
  Salt River Agricultural Improvement &
    Power District (TECP) Series A
      1.700%              12/04/01         5,600        5,600
      2.650%              01/09/02         5,000        5,000
      2.650%              02/06/02         5,000        5,000
  Salt River Agricultural Improvement &
    Power District (TECP) Series B
      1.750%              02/06/02         6,000        6,000
                                                     --------
                                                       21,600
                                                     --------
COLORADO -- 1.5%
  Jefferson County School District
    (TAN) Series B
      2.500%              06/28/02         4,000        4,013
  Westminster Industrial
    Development Authority,
    Ball Corporation Project
    (RB) (A) (B) (C)
      1.550%              06/01/05         8,000        8,000
                                                     --------
                                                       12,013
                                                     --------
CONNECTICUT -- 0.6%
  Connecticut Health, Yale University
    (TECP)
      2.000%              02/12/02         5,000        5,000
                                                     --------
DISTRICT OF COLUMBIA -- 0.9%
  District of Columbia, Field
    School Project (RB)
    (A) (B) (C) Series B
      1.600%              07/01/26         4,000        4,000
  District of Columbia,
    George Washington University
    (RB) (MBIA) (A) (B) Series B
      1.600%              09/15/29         3,000        3,000
                                                     --------
                                                        7,000
                                                     --------
FLORIDA -- 1.3%
  Gainesville Utilities System
    (TECP)
      2.350%              01/08/02         1,853        1,853
  Gainesville Utilities System
    (TECP) Series C
      2.350%              02/07/02         6,323        6,323

                          -----------------------------------
                                                        VALUE
                          MATURITY        PAR (000)     (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
FLORIDA -- CONTINUED
  Indian River County,
    St. Edwards School Project
    (RB) (A) (B) (C)
      1.550%              07/01/27       $ 2,805     $  2,805
                                                     --------
                                                       10,981
                                                     --------
GEORGIA -- 7.6%
  Burke County, Oglethorpe Power
    Vogtle Project (TECP) (AMBAC)
      2.550%              01/17/02         2,500        2,500
  Cobb County Industrial
    Development Authority,
    Kennesaw State University
    Project (RB) (A) (B) (C)
    Series B
      1.550%              08/01/26        12,255       12,255
  Cobb County Industrial
    Development Authority,
    Whitefield Academy Project
    (RB) (A) (B) (C)
      1.550%              07/01/25         6,000        6,000
  Gainesville Redevelopment
    Authority, Riverside Military
    Project (RB) (A) (B) (C)
      1.550%              12/01/25         5,000        5,000
  Georgia State Road & Thruway
    Authority (BAN)
      2.750%              11/20/02         7,000        7,029
  Monroe County Pollution
    Control Authority,
    Oglethorpe Power Project
    (RB) (AMBAC) (A) (B)
      1.600%              01/01/21         6,265        6,265
  Monroe County Pollution
    Control Authority,
    Oglethorpe Power Project
    (RB) (AMBAC) (A) (B)
    Series A
      1.600%              01/01/20         2,925        2,925
  Municipal Electric Authority
    of Georgia (TECP) (C)
      2.650%              12/10/01         3,650        3,650
  Municipal Electric Authority
    of Georgia (TECP) (C)
    Series 85-B
      2.600%              12/05/01         6,100        6,100
      1.900%              01/10/02         3,600        3,600
  Municipal Electric Authority
    of Georgia (TECP) (C)
    Series TE-A
      2.000%              02/05/02         6,835        6,835
                                                     --------
                                                       62,159
                                                     --------
ILLINOIS-- 11.5%
  Fox Valley Park District (GO)
    Series C
      4.625%              12/15/01         2,225        2,225


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State Development
    Finance Authority,
    Jewish Federation Project
    (RB) (AMBAC) (A) (B)
      1.500%              09/01/24       $ 1,640    $   1,640
  Illinois State Development
    Finance Authority, Loyola
    Academy (RB) (A) (B) (C)
    Series A
      1.550%              10/01/27         5,000        5,000
  Illinois State Educational
    Facilities Authority,
    Cultural Pooled Financing
    Program, Art Institute of
    Chicago (RB) (A) (B) (C)
      1.600%              07/01/29         7,700        7,700
  Illinois State Educational
    Facilities Authority,
    Institute of Technology
    (RB) (A) (B) (C)
      1.500%              12/01/30         4,000        4,000
  Illinois State Educational
    Facilities Authority,
    Lake Forest Open Lands
    Project (RB) (A) (B) (C)
      1.500%              08/01/33        10,000       10,000
  Illinois State Educational
    Facilities Authority,
    Museum of Natural History
    (RB) (A) (B) (C)
      1.550%              11/01/34        12,000       12,000
  Illinois State Educational
    Facilities Authority,
    National Louis University
    (RB) (A) (B) (C) Series B
      1.550%              06/01/29         3,000        3,000
  Illinois State Educational
    Facilities Authority,
    Northwestern University
    (RB) (A) (B)
      1.550%              03/01/28         8,736        8,736
  Illinois State Educational
    Facilities Authority,
    University Pooled
    Financing Program (RB)
    (FGIC) (A) (B)
      1.500%              12/01/05         6,500        6,500
  Illinois State Health
    Facilities Authority,
    Northwestern Memorial
    Hospital (RB) (A) (B)
      1.550%              08/15/25         5,000        5,000
  Illinois State Health
    Facilities Authority,
    Resurrection Health
    Systems (RB) (FSA)
    (A) (B) Series B
      1.500%              05/15/29         3,700        3,700

                          -----------------------------------
                                                        VALUE
                          MATURITY       PAR (000)      (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State Health
    Facilities Authority,
    Southern Illinois Health
    Care (RB) (A) (B) (C)
      1.550%              03/01/31       $14,400     $ 14,400
  Naperville, Dupage Childrens
    Museum (RB) (A) (B) (C)
      1.550%              06/01/30        10,000       10,000
                                                     --------
                                                       93,901
                                                     --------
INDIANA -- 6.5%
  Evansville Economic
    Development Authority,
    Ball Corporation Project
    (RB) (A) (B) (C)
      1.550%              12/01/08         2,500        2,500
  Indiana State Development
    Finance Authority,
    Educational Facilities,
    Indiana Historical Society
    (RB) (A) (B) (C)
      1.550%              08/01/31         4,750        4,750
  Indiana State Educational
    Facilities Authority,
    University of Indianapolis
    (RB) (A) (B) (C)
      1.650%              10/01/30         6,700        6,700
  Indiana State Health
    Facilities Financing
    Authority, Capital Access
    Program (RB) (A) (B) (C)
      1.500%              08/01/06         5,000        5,000
      1.500%              01/01/12         5,325        5,325
      1.500%              04/01/13         2,100        2,100
  Marion Economic
    Development Authority,
    Wesleyan University
    Project (RB) (A) (B) (C)
      1.550%              06/01/30         6,000        6,000
  Sullivan, Hoosier Energy
    Rural Electric Cooperative
    (TECP)
      2.550%              01/16/02         4,000        4,000
      2.550%              01/17/02         1,300        1,300
      1.750%              01/22/02         4,900        4,900
      2.350%              02/11/02         4,700        4,700
  Sullivan, Hoosier Energy
    Rural Electric Cooperative
    (TECP) Series 85L3
      2.350%              02/11/02         3,000        3,000
      1.650%              02/14/02         2,800        2,800
                                                     --------
                                                       53,075
                                                     --------
IOWA -- 2.0%
  Iowa State (TRAN)
      3.000%              06/27/02         6,000        6,039
  Iowa State Private College
    Financing Authority,
    Drake University (RB)
    (A) (B) (C)
      1.650%              07/01/31         1,000        1,000


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                          ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------
MUNICIPAL BONDS -- CONTINUED
IOWA -- CONTINUED
  Iowa State School Cash
    Anticipation Program
    (GO) (FSA) Series B
      3.875%              01/30/02       $ 5,000     $  5,014
  Iowa State Special School
    District Infrastructure (RB)
      4.000%              03/15/02         4,125        4,148
                                                     --------
                                                       16,201
                                                     --------
KANSAS -- 1.0%
  Burlington, Kansas Electric
    Cooperative (TECP) Series C
      2.350%              02/07/02         8,300        8,300
                                                     --------
LOUISIANA -- 0.4%
  Plaquemines Port Facilities
    Authority, International
    Marine Terminal Project
    (TECP) Series B
      3.200%              03/15/02         3,000        3,000
                                                     --------
MARYLAND -- 0.4%
  Baltimore County Economic
    Development Authority,
    Garrison Forest School
    Project (RB) (A) (B) (C)
      1.600%              06/01/26         3,000        3,000
                                                     --------
MICHIGAN -- 3.4%
  Gaylord Community School
    District (AN)
      3.400%              08/21/02         5,000        5,004
  Michigan State Building
    Authority (TECP)
      1.800%              01/24/02         4,000        4,000
  Michigan State Strategic Fund,
    Consumers Power
    Company (RB) (AMBAC)
    (A) (B) Series A
      1.550%              06/15/10         3,900        3,900
  Milan Area Schools (GO)
    (A) (B) (C) Series B
      1.550%              05/01/30         6,100        6,100
  Novi Community School
    District (AN)
      2.200%              08/26/02         2,300        2,302
  Swartz Creek Community
    Schools (AN)
      4.000%              05/08/02         1,700        1,704
  University of Michigan,
    Health System (RB) (A) (B)
    Series A-2
      1.600%              12/01/24         4,300        4,300
                                                     --------
                                                       27,310
                                                     --------
MINNESOTA -- 1.3%
  Minneapolis Revenue
    Authority, University
    Gateway Project (RB)
    (A) (B) Series B
      1.450%              12/01/27         1,000        1,000

                          -----------------------------------
                                                        VALUE
                          MATURITY        PAR (000)     (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
MINNESOTA -- CONTINUED
  Olmsted County, Human
    Services Campus
    Infrastructure Project
    (COP) (A) (B) (C)
      1.500%              08/01/05       $ 4,700     $  4,700
  Rochester Health Care,
    Mayo Foundation (TECP)
    Series D
      1.650%              02/21/02         5,000        5,000
                                                     --------
                                                       10,700
                                                     --------
MISSISSIPPI -- 0.5%
  Jackson County Water
    System, Chevron (GO) (A) (B)
      2.600%              02/01/02         4,400        4,400
                                                     --------
MISSOURI -- 1.2%
  Kansas City Sewer Authority,
    Sanitation System (RB)
    (AMBAC) Series A
      3.750%              03/01/02         2,115        2,122
  Missouri State Health &
    Educational Facilities
    Authority, Washington
    University (RB) (A) (B)
    Series C
      1.550%              03/01/40         4,200        4,200
  Missouri State Health &
    Educational Facilities
    Authority, Washington
    University (RB) (A) (B)
    Series D
      1.550%              09/01/30         3,100        3,100
                                                     --------
                                                        9,422
                                                     --------
NEVADA -- 1.9%
  Clark County School
    District (GO) (FSA)
    (A) (B) Series 2001A
      1.550%              06/15/21         2,530        2,530
  Las Vegas Valley Water
    District Authority (TECP)
      1.850%              01/16/02         9,300        9,300
      1.850%              01/29/02         4,000        4,000
                                                     --------
                                                       15,830
                                                     --------
NORTH CAROLINA-- 8.2%
  Guilford County (GO)
    (A) (B) Series C
      1.600%              10/01/18         6,900        6,900
      1.600%              10/01/19         8,000        8,000
  North Carolina State
    Capital Facilities
    Financing Authority,
    Mars Hill College
    (RB) (A) (B) (C)
      1.600%              07/01/21         2,000        2,000
  North Carolina State
    Educational Facilities
    Finance Agency, Belmont
    Abbey College (RB)
    (A) (B) (C)
      1.550%              06/01/18         1,300        1,300


                           See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
NORTH CAROLINA -- CONTINUED
  North Carolina State
    Educational Facilities
    Finance Agency, Wake Forest
    University (RB) (A) (B)
      1.500%              01/01/18       $ 5,300      $ 5,300
  North Carolina State Medical
    Care Commission,
    Pooled Financing Project
    (RB) (A) (B) (C) Series A
      1.600%              10/01/16        15,525       15,525
  North Carolina State Medical
    Care Commission,
    The Givens Estates Project
    (RB) (A) (B) (C)
      1.600%              12/01/26        10,800       10,800
  North Carolina State Medical
    Care Community Authority,
    Rutherford Hospital Project
    (RB) (A) (B) (C)
      1.600%              09/01/21         2,300        2,300
  University of North Carolina
    (RB) (A) (B) Series B
      1.550%              12/01/25         2,000        2,000
  Winston-Salem, Municipal
    Leasing (COP) (A) (B)
      1.500%              07/01/03         7,500        7,500
      1.500%              07/01/05         5,000        5,000
                                                     --------
                                                       66,625
                                                     --------
OHIO -- 9.9%
  Columbus Sewer & Water
    Improvement Authority
    (RB) (A) (B)
      1.500%              06/01/11         5,500        5,500
  Coshocton County Hospital
    Facilities Authority,
    Memorial Hospital (RB)
    (A) (B) (C)
      1.550%              03/01/19         1,300        1,300
  Dayton (BAN)
      2.700%              05/30/02         1,900        1,901
  Dublin City School District
    (AN)
      2.120%              11/14/02         3,000        3,006
  Dublin City School District
    (BAN)
      3.215%              12/12/01         4,200        4,200
  Garfield Heights City
    School District (BAN)
      3.490%              03/11/02         5,000        5,005
  Highland County (BAN)
      2.920%              07/19/02         5,000        5,007
  Highland Local School
    District (BAN)
      3.120%              01/24/02         4,000        4,003
  Hunting Valley (GO)
    Series 2001-1
      2.200%              12/03/02         4,750        4,760
  Lebanon City School
     District
    (GO) Series B
      2.770%              03/05/02         6,250        6,255

                          -----------------------------------
                                                        VALUE
                          MATURITY       PAR (000)      (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Liberty Community
    Infrastructure Financing
    Authority (RB) (A) (B) (C)
      1.600%              12/01/31       $ 2,000      $ 2,000
  London City School
      District (GO)
      3.500%              12/12/01         2,000        2,001
  Louisville City School
      District (BAN)
      3.250%              01/17/02         2,000        2,002
  Lucas County Health Care
    Facilities Authority,
    Sunset Retirement
    Community (RB)
    (A) (B) (C) Series B
      1.500%              08/15/30         1,500        1,500
  Mahoning County Hospital
    Facilities Authority,
    Forum Health Obligation
    Group (RB) (MBIA)
    (A) (B) Series B
      1.550%              12/01/28         2,600        2,600
  Ohio State Air Quality
    Pollution Control
    Development Authority,
    Cleveland Electric Illuminating
    (RB) (FGIC) (A) (B) Series B
      2.000%              02/12/02         4,000        4,000
  Ohio State Higher
    Educational Facilities
    Authority, Case Western
    University (TECP)
      2.450%              02/05/02         3,000        3,000
      2.100%              10/14/02         4,000        4,000
  Ohio State Higher
    Educational Facilities
    Authority, Lake Erie
    College (RB) (A) (B) (C)
      1.650%              12/01/16         1,500        1,500
  Ohio State Higher
    Educational Facilities
    Authority, Pooled
    Financing Program (RB)
    (A) (B) (C) Series A
      1.650%              09/01/26         3,000        3,000
  Ohio State Higher
    Educational Facilities
    Authority, Xavier
    University (RB) (A) (B) (C)
      1.550%              05/01/15         4,000        4,000
  Ohio State University
    General Receipts (RB)
    (A) (B) Series B
      1.000%              12/01/14           900          900
  Ohio State Water Quality
    Pollution Control
    Development Authority,
    Duquesne Light (RB)
    (AMBAC) (A) (B) Series C
      1.550%              10/01/29         3,000        3,000


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                          ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Scioto County Hospital Facilities
    Authority, VHA Central Capital
    Asset Financing Program
    (RB) (AMBAC) (A) (B)
    Series F
      1.450%              12/01/25       $ 2,180     $  2,180
  Wayne County (BAN)
      4.300%              12/28/01         4,500        4,500
                                                     --------
                                                       81,120
                                                     --------
OKLAHOMA -- 0.6%
  Oklahoma State Water
    Resources Board (RB)
      2.400%              03/01/02         4,860        4,860
                                                     --------
PENNSYLVANIA -- 8.3%
  Allegheny County Higher
    Education Building Authority,
    Carnegie Mellon University
    (RB) (A) (B)
      1.550%              12/01/33         5,550        5,550
  Allegheny County Industrial
    Development Authority,
    Environmental Improvement,
    USX Corporation (RB)
    (A) (B) (C)
      1.500%              12/01/32         5,000        5,000
  Berks County Industrial
    Development Authority,
    Kutztown Resource
    Recovery Management
    Project (RB) (A) (B) (C)
      1.650%              12/01/30         2,425        2,425
  Emmaus General Authority
    (RB) (FSA) (A) (B)
      1.550%              12/01/28         7,000        7,000
  Harrisburg Authority (RB)
    (A) (B) (C) Series 2001
      1.540%              03/01/34         6,000        6,000
  Lehigh County General
    Purpose Authority,
    Lehigh Valley Health (RB)
    (MBIA) (A) (B) Series B
      1.400%              07/01/29           835          835
  Lehigh County General
    Purpose Authority,
    St. Lukes Hospital
    Project (RB)
    (A) (B) (C)
      1.600%              07/01/31         4,100        4,100
  Montgomery County,
    PECO Energy
    (TECP) (B) (C)
      2.400%              02/06/02         3,000        3,000
      2.150%              02/08/02         5,000        5,000
  Montgomery County Higher
    Educational Facilities
    Authority, William Penn
    Charter School (RB)
    (A) (B) (C)
      1.540%              09/15/31         3,000        3,000

                          -----------------------------------
                                                        VALUE
                          MATURITY       PAR (000)      (000)
                          -----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Turnpike
    Commission (RB) (A) (B)
    Series Q
      1.550%              06/01/27       $ 5,500     $  5,500
  Pennsylvania State Turnpike
    Commission (RB) (A) (B)
    Series U
      2.350%              12/05/01         3,000        3,000
  Philadelphia Hospitals &
    Higher Educational
    Facilities Authority,
    Children's Hospital (RB)
    (A) (B) Series 1992-B
      1.600%              03/01/27         5,800        5,800
  Philadelphia Industrial
    Development Authority,
    Fox Chase Cancer Center
    (RB) (A) (B) (C)
      1.600%              07/01/25         1,000        1,000
  Quakertown Hospital
    Facilities Authority,
    Group Pooled Financing
    Program (RB) (A) (B) (C)
      1.500%              07/01/05         4,000        4,000
  Sayre Health Care Facilities
    Authority, Capital
    Financing Program (RB)
    (AMBAC) (A) (B) Series M
      1.550%              12/01/20         2,000        2,000
  Sayre Health Care Facilities
    Authority, VHA Capital
    Financing Program (RB)
    (AMBAC) (A) (B) Series A
      1.550%              12/01/20         3,100        3,100
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series C
      1.550%              09/15/33         1,350        1,350
                                                     --------
                                                       67,660
                                                     --------
SOUTH CAROLINA -- 1.2%
  Clover School District (TAN)
      3.000%              02/01/02         3,000        3,004
  South Carolina Educational
    Facilities Authority,
    Anderson College (RB)
    (A) (B) (C) Series 1998 A
      1.600%              10/01/14         2,030        2,030
  South Carolina Public
    Service (TECP)
      1.850%              01/14/02         5,000        5,000
                                                   ----------
                                                       10,034
                                                   ----------
TENNESSEE -- 2.5%
  Blount County Health,
    Educational & Housing
    Facilities Authority,
    Presbyterian Homes
    Project (RB) (A) (B) (C)
      1.550%              01/01/19         6,000        6,000


                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                           ---------------------------------
                                                       VALUE
                           MATURITY      PAR (000)     (000)
                           ---------------------------------
MUNICIPAL BONDS -- CONTINUED
TENNESSEE -- CONTINUED
  Shelby County (GO) (A) (B)
    Series A
      1.500%              03/01/11       $ 3,000     $  3,000
  Tennessee State (TECP)
      2.350%              02/12/02         5,000        5,000
      1.700%              02/14/02         5,000        5,000
  Tennessee State (TECP)
    Series A
      1.650%              01/22/02         1,000        1,000
                                                     --------
                                                       20,000
                                                     --------
TEXAS-- 10.0%
  Fort Worth (TECP)
      1.950%              01/10/02         4,000        4,000
      1.650%              01/28/02         4,000        4,000
  Gulf Coast Industrial
    Development Authority,
    Amoco Oil Company
    (RB) (A) (B)
      2.750%              06/01/25         4,000        4,000
  Gulf Coast Waste Disposal
    Authority, Amoco Oil
    Company (RB) (A) (B)
      1.550%              10/01/17         5,000        5,000
  Harris County (TECP)
    Series B
      2.500%              01/15/02         5,410        5,410
  Harris County (TECP)
    Series C
      2.050%              01/15/02         1,000        1,000
  Harris County (TECP)
    Series E
      1.950%              03/19/02         8,000        8,000
  Harris County Toll Road
    Authority, Prerefunded
    08/15/02 @ 102 (RB)
    (AMBAC) Series A
      6.500%              08/15/02         3,600        3,772
  Harris County Toll Road
    Senior (TECP) Series E
      2.000%              03/19/02           267          267
  Houston (GO) Series A
      5.000%              03/01/02         1,200        1,209
  Houston (TECP) Series 1999-A
      1.650%              01/29/02        10,000       10,000
  Houston (TECP) Series 1999-B
      1.700%              12/13/01         1,600        1,600
  Houston (TECP) Series 1999-C
      2.550%              12/06/01         5,000        5,000
      1.900%              01/23/02         1,000        1,000
  Parrish of St. James Pollution
    Control Authority, Texaco
    Project (RB) (A) (B) Series A
      1.750%              12/12/01         3,000        3,000
  San Antonio Health Facilities
    Authority, CTRC Clinical
    Foundation Project (RB)
    (A) (B) (C)
      1.550%              06/01/20         3,400        3,400
  Texas State (TRAN)
      3.750%              08/29/02        10,000       10,092

                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)      (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Texas Tech University
    (TECP)
      1.650%              01/09/02       $ 4,000     $  4,000
  University of Texas System
    (TECP)
      2.350%              01/14/02         4,000        4,000
  University of Texas, System
    Financing Project (RB)
    (A) (B) Series A
      1.450%              08/15/13         2,500        2,500
                                                     --------
                                                       81,250
                                                     --------
UTAH -- 1.7%
  Intermountain Power Agency
    (TECP) (AMBAC) Series 1997-B
      2.000%              12/06/01         7,100        7,100
  Intermountain Power Agency
    (TECP) (AMBAC) Series 85F
      1.600%              02/05/02         2,300        2,300
  Intermountain Power Agency
    (TECP) (AMBAC) Series 85F2
      1.850%              01/14/02         1,500        1,500
  University of Utah, Auxiliary &
    Campus Facilities (RB)
    (A) (B) Series A
      1.600%              04/01/27         2,650        2,650
                                                     --------
                                                       13,550
                                                     --------
VERMONT -- 0.2%
  Vermont State, Prerefunded
    02/01/02 @ 102 (GO) Series A
      6.450%              02/01/02         1,950        2,003
                                                     --------
VIRGINIA -- 3.4%
  Alexandria Redevelopment
    & Housing Authority,
    Residential Care Facilities,
    Goodwin House Project
    (RB) (A) (B) (C) Series B
      1.600%              10/01/06         7,560        7,560
  Chesterfield County (GO)
      4.750%              01/15/02         1,250        1,252
  Hampton Hospital Facilities
    Authority, Sentara Health
     System (TECP) Series 1997B
      2.350%              01/08/02         5,200        5,200
  Norfolk Pooled Financing Program,
    Sentara Health System (TECP)
      2.250%              12/04/01         5,000        5,000
  Roanoke Industrial
    Development Authority,
    Carilion Health System
    (RB) (A) (B) Series B
      1.600%              07/01/27         3,325        3,325
  Roanoke Industrial
    Development Authority,
    Roanoke Memorial Hospitals
    (RB) Series C
      1.600%              07/01/19         5,685        5,685
                                                     --------
                                                       28,022
                                                     --------


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                          ARMADA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                           ----------------------------------
                                                        VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------

MUNICIPAL BONDS -- CONTINUED
WASHINGTON -- 1.7%
  Port of Seattle (TECP)
    Series A
      2.550%              02/07/02       $ 1,110      $ 1,110
      2.400%              02/07/02           705          705
      2.150%              02/07/02           395          395
      2.350%              02/11/02         1,690        1,690
  Washington State (GO)
    Series R-A
      4.500%              09/01/02         4,000        4,069
  Washington State
    Health Care Facilities
    Authority, Fred
    Hutchinson Cancer Center
    (RB) (A) (B) (C)
    Series A
      1.600%              01/01/18         1,000        1,000
  Washington State Health
    Care Facilities
    Authority, National
    Health Care Research
     & Education
    (RB) (A) (B) (C)
      1.500%              01/01/32         5,000        5,000
                                                     --------
                                                       13,969
                                                     --------
WISCONSIN -- 4.3%
  Appleton Waterworks
    Revenue Authority (BAN)
      5.000%              07/01/02         2,100        2,113
  Oak Creek Pollution
    Control Authority,
    Wisconsin Electric
    Power (RB) (A) (B)
      1.650%              08/01/16         3,100        3,100
  Wisconsin State (TECP)
    Series A
      1.700%              01/18/02         7,027        7,027
      1.750%              02/08/02         6,850        6,850
  Wisconsin State (TECP)
    Series B
      1.600%              02/05/02         1,710        1,710
  Wisconsin State Health
    & Educational
    Facilities Authority,
    Gundersen Lutheran
    Project (RB) (FSA)
    (A) (B) Series A
      1.600%              12/01/15         3,400        3,400
  Wisconsin State Health
    & Educational
    Facilities Authority,
    Gundersen Lutheran
    Project (RB)
    (FSA) (A) (B) Series B
      1.600%              12/01/29         2,700        2,700
  Wisconsin State
   Transportation (TECP)
      2.650%              01/10/02         6,017        6,017
      2.550%              01/10/02         1,753        1,753
                                                     --------
                                                       34,670
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $818,755)                                    818,755
                                                     --------
                                      -----------------------
                                      NUMBER OF         VALUE
                                       SHARES           (000)
                                      -----------------------
CASH EQUIVALENTS -- 0.4%
  Federated Tax-Free Money
    Market Fund                        2,030,115     $  2,030
  Goldman Sachs Financial Square
    Tax-Exempt Money
    Market Fund                        1,419,786        1,420
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $3,450)                                        3,450
                                                     --------
TOTAL INVESTMENTS -- 100.8%
   (Cost $822,205)*                                   822,205
                                                     ========
OTHER ASSETS AND LIABILITIES, NET --(0.8%)             (6,777)
                                                     --------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 498,681,349 outstanding shares
   of beneficial interest                             498,683
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 316,787,864 outstanding shares
   of beneficial interest                             316,793
Distributions in excess of net investment income          (22)
Accumulated net realized loss on investments              (26)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $815,428
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========
------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001.
(B) PUT & DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AN -- ANTICIPATION NOTE
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VHA -- VETERANS HOSPITAL ADMINISTRATION


                            See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
NOVEMBER 30, 2001
(UNAUDITED)
                          -----------------------------------
                                        NUMBER OF       VALUE
                          MATURITY   SHARES/PAR (000)   (000)
                          -----------------------------------
U.S. TREASURY OBLIGATIONS -- 95.9%
U.S. TREASURY BILLS + -- 88.6%
      2.345%              12/06/01       $38,000     $ 37,988
      2.969%              12/13/01        35,000       34,966
      2.651%              12/20/01        37,000       36,949
      2.221%              12/27/01        55,000       54,912
      1.979%              01/03/02        31,000       30,944
      2.001%              01/10/02        30,000       29,933
      2.418%              01/17/02        20,000       19,937
      2.050%              01/24/02        22,000       21,933
      1.830%              01/31/02        25,000       24,923
      2.010%              02/07/02        30,000       29,887
      1.945%              02/14/02        32,000       31,871
      2.023%              02/21/02        25,000       24,885
      1.811%              02/28/02        15,000       14,933
      2.170%              03/07/02        17,000       16,902
      2.001%              03/14/02        15,000       14,915
      1.867%              03/21/02        10,000        9,943
      1.837%              03/28/02        10,000        9,941
      2.030%              04/04/02        15,000       14,896
      2.057%              04/18/02         5,000        4,961
      1.944%              04/25/02         5,000        4,961
      1.745%              05/09/02         5,000        4,962
      1.913%              05/16/02        10,000        9,913
                                                     --------
                                                      485,455
                                                     --------
U.S. TREASURY NOTES -- 7.3%
      6.125%              12/31/01        10,000       10,022
      6.250%              01/31/02        10,000       10,048
      6.500%              02/28/02        10,000       10,102
      6.625%              04/30/02        10,000       10,112
                                                     --------
                                                       40,284
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $525,739)                                    525,739
                                                     --------

CASH EQUIVALENTS -- 4.2%
  Federated U.S. Treasury Cash Reserve
    Money Market Fund                 12,027,069       12,027
  Goldman Sachs Financial Square
    Treasury Money Market Fund        10,888,129       10,888
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $22,915)                                      22,915
                                                     --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $548,654)*                                   548,654
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                         (527)
                                                     --------

                                                       ------
                                                        VALUE
                                                        (000)
                                                       ------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 500,767,709 outstanding shares
   of beneficial interest                            $500,763
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 47,303,064 outstanding shares
   of beneficial interest                              47,303
Accumulated net realized gain on investments               61
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $548,127
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========

------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD


                            See Accompanying Notes

                                      STATEMENT OF NET ASSETS
                       ARMADA TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 2001
                                                  (UNAUDITED)
                          -----------------------------------
                                                        VALUE
                          MATURITY        PAR (000)     (000)
                          -----------------------------------
U.S. TREASURY OBLIGATIONS -- 44.1%
U.S. TREASURY BILLS + -- 23.1%
      2.842%              12/06/01       $ 8,000      $ 7,997
      2.382%              12/27/01         5,000        4,991
      2.345%              01/03/02         5,000        4,989
      2.014%              01/17/02         5,000        4,987
      2.111%              01/24/02         5,000        4,984
      1.970%              02/07/02         5,000        4,982
      1.997%              02/14/02         5,000        4,979
      2.082%              02/21/02         5,000        4,977
      1.916%              03/07/02         5,000        4,975
                                                     --------
                                                       47,861
                                                     --------
U.S. TREASURY NOTES-- 21.0%
      6.375%              01/31/02         2,000        2,008
      6.250%              01/31/02        11,000       11,040
      6.500%              02/28/02         5,000        5,051
      6.250%              02/28/02         5,000        5,050
      6.500%              03/31/02        10,000       10,089
      6.625%              04/30/02         5,000        5,092
      6.375%              04/30/02         5,000        5,057
                                                     --------
                                                       43,387
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $91,248)                                      91,248
                                                     --------

REPURCHASE AGREEMENTS -- 52.9%
  Credit Suisse First Boston
    2.12% (dated 11/30/01, matures
    12/03/01, repurchase price $41,007,243,
    collateralized by a U.S. Treasury
    obligation: total market value
    $41,820,168)                          41,000       41,000
  Goldman Sachs
    2.10% (dated 11/30/01, matures
    12/03/01, repurchase price $9,001,575,
    collateralized by various government
    obligations: total market value
    $9,180,667)                            9,000        9,000
  Greenwich Capital
    2.10% (dated 11/30/01, matures
    12/03/01, repurchase price $41,007,175,
    collateralized by various government
    obligations: total market value
    $41,825,145)                          41,000       41,000
  JP Morgan Chase
    2.10% (dated 11/30/01, matures
    12/03/01, repurchase price $9,320,631,
    collateralized by a U.S. Treasury
    obligation: total market value
    $9,506,678)                            9,319        9,319


                                        ---------------------
                                         NUMBER OF      VALUE
                                        SHARES/PAR(000) (000)
                                        ---------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Morgan Stanley Dean Witter
    2.05% (dated 11/30/01, matures
    12/03/01, repurchase price $9,001,538,
    collateralized by a U.S. Treasury
    obligation: total market value
    $9,229,543)                          $ 9,000     $  9,000
                                                     --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $109,319)                                    109,319
                                                     --------

CASH EQUIVALENTS -- 2.9%
  Federated Treasury Obligation
    Money Market Fund                  3,060,738        3,061
  Financial Square Treasury
   Obligation Money Market Fund        3,056,309        3,056
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $6,117)                                        6,117
                                                     --------
TOTAL INVESTMENTS-- 99.9%
   (Cost $206,684)*                                   206,684
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                            127
                                                     --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 206,725,144 outstanding shares
   of beneficial interest                             206,725
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 83,884 outstanding shares
   of beneficial interest                                  84
Accumulated net realized gain on investments                2
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $206,811
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========

------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD


                             See Accompanying Notes

FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001
(UNAUDITED)
                                                                                                                 OHIO
                                                                  GOVERNMENT           MONEY MARKET            MUNICIPAL
                                                               MONEY MARKET FUND           FUND            MONEY MARKET FUND
                                                              ------------------      -------------       ------------------
INVESTMENT INCOME:
   Interest ................................................       $41,371                $96,866               $3,220
                                                                   -------                -------               ------
EXPENSES:
   Investment Advisory fees ................................         4,128                  9,604                  446
   Administration fees .....................................           826                  1,921                   89
   12b-1 fees ..............................................         1,179                  2,748                  128
   Transfer Agent fees .....................................            38                    112                   19
   Custodian fees ..........................................           107                    232                   18
   Professional fees .......................................            63                    148                   10
   Printing and shareholder reports ........................           106                    233                   12
   Registration and filing fees ............................            44                     91                    5
   Trustees' fees ..........................................            11                     21                    1
   Miscellaneous ...........................................            47                    219                    5
   Shareholder servicing fees -- Class A, B and C Shares ...           876                  2,516                   49
                                                                   -------                -------               ------
   Total expenses ..........................................         7,425                 17,845                  782
                                                                   -------                -------               ------
   Less:
   Waiver of Investment Advisory fees ......................        (1,180)                (2,744)                (255)
   Waiver of 12b-1 fees ....................................          (589)                (1,372)                 (64)
                                                                   -------                -------               ------
   Net expenses ............................................         5,656                 13,729                  463
                                                                   -------                -------               ------
NET INVESTMENT INCOME ......................................        35,715                 83,137                2,757
                                                                   -------                -------               ------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments sold ............            15                      2                   --
                                                                   -------                -------               ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................       $35,730                $83,139               $2,757
                                                                   =======                =======               ======


                                                          See Accompanying Notes


       PENNSYLVANIA
        TAX EXEMPT                     TAX EXEMPT                         TREASURY                      TREASURY PLUS
     MONEY MARKET FUND              MONEY MARKET FUND                 MONEY MARKET FUND               MONEY MARKET FUND
     -----------------              -----------------                 -----------------               -----------------
         $2,415                           $9,992                           $7,658                         $4,158
         ------                           ------                           ------                         ------
            390                            1,401                              696                            372
             68                              280                              162                             87
             98                              400                              232                            124
             22                               22                               23                             14
             15                               45                               28                             17
             14                               26                               16                             10
             19                               38                               23                             12
              8                               20                               20                              6
              2                                4                                2                              1
              9                               18                                9                              5
             57                              279                               69                            --
         ------                           ------                           ------                         ------
            702                            2,533                            1,280                            648
         ------                           ------                           ------                         ------

           (244)                            (801)                            (116)                            --
            (49)                            (200)                            (116)                           (62)
         ------                           ------                           ------                         ------
            409                            1,532                            1,048                            586
         ------                           ------                           ------                         ------
          2,006                            8,460                            6,610                          3,572
         ------                           ------                           ------                         ------

             --                               (1)                              61                             --
         ------                           ------                           ------                         ------

         $2,006                           $8,459                           $6,671                         $3,572
         ======                           ======                           ======                         ======



                                                          See Accompanying Notes


FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                      GOVERNMENT
                                                                   MONEY MARKET FUND                     MONEY MARKET FUND
                                                           -----------------------------          -----------------------------
                                                               FOR THE          FOR THE               FOR THE         FOR THE
                                                              SIX MONTHS          YEAR               SIX MONTHS         YEAR
                                                                 ENDED            ENDED                 ENDED           ENDED
                                                           NOVEMBER 30, 2001     MAY 31,          NOVEMBER 30, 2001    MAY 31,
                                                              (UNAUDITED)         2001               (UNAUDITED)        2001
                                                           -----------------   ---------          -----------------   ---------
INVESTMENT ACTIVITIES:
Net investment income                                        $    35,715     $   107,085           $     83,137    $   287,748
Net realized gain (loss) on investments sold                          15               2                      2         (8,234)*
Net increase in net assets resulting from operations              35,730         107,087                 83,139        279,514
                                                             -----------     -----------            -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                       (25,682)        (75,241)               (54,037)      (183,844)
   Class A                                                        (9,980)        (32,402)               (29,001)      (103,843)
   Class B                                                            --              --                    (11)           (37)
   Class C                                                            --              --                     (2)            (3)
                                                             -----------     -----------            -----------    -----------
Total distributions                                              (35,662)       (107,643)               (83,051)      (287,727)
                                                             -----------     -----------            -----------    -----------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I
   Proceeds from shares issued                                 1,445,023       3,432,080              3,983,704      6,099,391
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8)                                   --         103,220                     --        596,597
   Reinvestment of cash distributions                                665           1,956                  1,634          6,177
   Cost of shares redeemed                                    (1,090,671)     (2,927,117)            (3,262,956)    (5,696,470)
                                                             -----------     -----------            -----------    -----------
     Net Class I share transactions                              355,017         610,139                722,382      1,005,695
                                                             -----------     -----------            -----------    -----------
   Class A
   Proceeds from shares issued                                 1,116,639       1,483,262              3,535,517      5,436,619
   Proceeds from shares issued in connection
     with Parkstone merger (Note 8)                                   --             903                     --         17,191
   Reinvestment of cash distributions                              1,590           5,283                 15,879         58,186
   Cost of shares redeemed                                      (975,556)     (1,360,151)            (3,474,239)    (5,196,321)
                                                             -----------     -----------            -----------    -----------
     Net Class A share transactions                              142,673         129,297                 77,157        315,675
                                                             -----------     -----------            -----------    -----------
   Class B
   Proceeds from shares issued                                        --              --                    511          1,631
    Proceeds from shares issued in connection
     with Parkstone merger (Note 8)                                   --              --                     --            262
   Reinvestment of cash distributions                                 --              --                     10             36
   Cost of shares redeemed                                            --              --                   (350)        (1,207)
                                                             -----------     -----------            -----------    -----------
     Net Class B share transactions                                   --              --                    171            722
                                                             -----------     -----------            -----------    -----------
   Class C
   Proceeds from shares issued                                        --              --                    716            435
    Reinvestment of cash distributions                                --              --                      2              2
   Cost of shares redeemed                                            --              --                   (639)          (398)
                                                             -----------     -----------            -----------    -----------
     Net Class C share transactions                                   --              --                     79             39
                                                             -----------     -----------            -----------    -----------
Increase (decrease) in net assets from share transactions        497,690         739,436                799,789      1,322,131
                                                             -----------     -----------            -----------    -----------
Total increase (decrease) in net assets                          497,758         738,880                799,877      1,313,918
                                                             -----------     -----------            -----------    -----------
NET ASSETS:
Beginning of period                                            2,208,399       1,469,519              5,374,058      4,060,140
                                                             -----------     -----------            -----------    -----------
End of period                                                $ 2,706,157     $ 2,208,399            $ 6,173,935    $ 5,374,058
                                                             ===========     ===========            ===========    ===========


*See Note 7 in Notes to Financial Statements.

                                                          See Accompanying Notes


                                                                                                               FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------------------------------

          OHIO MUNICIPAL                PENNSYLVANIA TAX EXEMPT                 TAX EXEMPT                         TREASURY
         MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND
-----------------------------      -----------------------------     -----------------------------    -----------------------------
      FOR THE       FOR THE             FOR THE        FOR THE             FOR THE       FOR THE            FOR THE        FOR THE
     SIX MONTHS       YEAR            SIX MONTHS        YEAR             SIX MONTHS       YEAR            SIX MONTHS        YEAR
        ENDED         ENDED              ENDED          ENDED               ENDED         ENDED              ENDED          ENDED
  NOVEMBER 30, 2001  MAY 31,       NOVEMBER 30, 2001   MAY 31,        NOVEMBER 30, 2001  MAY 31,       NOVEMBER 30, 2001   MAY 31,
     (UNAUDITED)      2001            (UNAUDITED)       2001             (UNAUDITED)      2001            (UNAUDITED)       2001
 -----------------  ---------      ---------------   -----------     ----------------  -----------     ------------------ ---------

     $   2,757      $   7,369          $  2,006       $   5,942         $    8,460     $    26,332        $   6,610      $   22,219
            --             --                --             (40)                (1)             --               61             158
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
         2,757          7,369             2,006           5,902              8,459          26,332            6,671          22,377
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------


        (2,189)        (5,882)           (1,413)         (3,897)            (5,415)        (17,905)          (5,916)        (19,084)
          (543)        (1,486)             (618)         (2,002)            (3,019)         (8,275)            (749)         (3,268)
            --             --                --              --                 --              --               --              --
            --             --                --              --                 --              --               --              --
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
        (2,732)        (7,368)           (2,031)         (5,899)            (8,434)        (26,180)          (6,665)        (22,352)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------


       131,510        291,152           123,007         187,656            321,131         908,846          502,716         848,960

            --             --                --              --                 --          93,005               --              --
           149            214                35              13                156             342               47              25
       (79,467)      (243,904)          (84,543)       (182,258)          (388,632)       (763,502)        (367,558)       (892,563)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
        52,192         47,462            38,499           5,411            (67,345)        238,691          135,205         (43,578)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------

        43,702        125,004           102,920         191,249            560,766       1,133,085           79,550         340,362

            --             --                --              --                 --             361               --              --
           529          1,472               340           1,126              2,584           6,779              223             865
       (40,437)      (107,164)          (99,834)       (186,946)          (499,530)     (1,106,893)         (95,060)       (358,353)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
         3,794         19,312             3,426           5,429             63,820          33,332          (15,287)        (17,126)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------

            --             --                --              --                 --              --               --              --

            --             --                --              --                 --              --               --              --
            --             --                --              --                 --              --               --              --
            --             --                --              --                 --              --               --              --
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
            --             --                --              --                 --              --               --              --
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------

            --             --                --              --                 --              --               --              --
            --             --                --              --                 --              --               --              --
            --             --                --              --                 --              --               --              --
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
            --             --                --              --                 --              --               --              --
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
        55,986         66,774            41,925          10,840             (3,525)        272,023          119,918         (60,704)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
        56,011         66,775            41,900          10,843             (3,500)        272,175          119,924         (60,679)
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------

       225,708        158,933           163,083         152,240            818,928         546,753          428,203         488,882
     ---------      ---------          --------       ---------         ----------     -----------        ---------      ----------
     $ 281,719      $ 225,708          $204,983       $ 163,083         $  815,428     $   818,928        $ 548,127      $  428,203
     =========      =========          ========       =========         ==========     ===========        =========      ==========


                                                          See Accompanying Notes

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                  TREASURY PLUS MONEY MARKET FUND
                                                          -------------------------------------------
                                                                 FOR THE                   FOR THE
                                                             SIX MONTHS ENDED             YEAR  ENDED
                                                             NOVEMBER 30, 2001             MAY 31,
                                                                (UNAUDITED)                  2001
                                                          --------------------          -------------

INVESTMENT ACTIVITIES:
Net investment income ......................................    $    3,572                $  11,300
Net realized gain on investments sold ......................            --                        2
                                                                ----------                ---------
Net increase in net assets resulting from operations .......         3,572                   11,302
                                                                ----------                ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................        (3,565)                 (11,267)
   Class A .................................................            (2)                     (43)
                                                                ----------                ---------
Total distributions ........................................        (3,567)                 (11,310)
                                                                ----------                ---------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I
   Proceeds from shares issued .............................       313,893                  856,122
   Reinvestment of cash distributions ......................             8                        8
   Cost of shares redeemed .................................      (338,496)                (852,250)
                                                                ----------                ---------
     Net Class I share transactions ........................       (24,595)                   3,880
                                                                ----------                ---------
   Class A
   Proceeds from shares issued .............................            --                      101
   Reinvestment of cash distributions ......................             1                       43
   Cost of shares redeemed .................................           (52)                  (1,846)
                                                                ----------                ---------
     Net Class A share transactions ........................           (51)                  (1,702)
                                                                ----------                ---------
Increase (decrease) in net assets from share transactions ..       (24,646)                   2,178
                                                                ----------                ---------
Total increase (decrease) in net assets ....................       (24,641)                   2,170
                                                                ----------                ---------
NET ASSETS:
Beginning of period ........................................       231,452                  229,282
                                                                ----------                ---------
End of period ..............................................    $  206,811                $ 231,452
                                                                ==========                =========


                             See Accompanying Notes

                                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
1.  FUND ORGANIZATION

   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is comprised of 32 funds, each of which is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. Class I shares are sold without a sales charge. Class A shares are sold subject to a front-end sales charge and Class B and Class C shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances. See the respective Funds' prospectus for additional information.

   The Trust currently has five Series that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY SERIES
   Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Micro Cap Value Fund*, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ASSET ALLOCATION SERIES
   Aggressive Allocation Fund, Balanced Allocation Fund, and Conservative Allocation Fund;

FIXED INCOME SERIES
   Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Strategic Income Bond Fund*, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND SERIES
   Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET SERIES
   Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

   The financial statements presented herein are those of the Money Market Series. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Series are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by the Money Market Series.

   SECURITY VALUATION:
A money market fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and premiums are amortized and recorded to interest income over the lives of the respective securities. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution and shareholder service expenses relating to a specific class are charged directly to that class.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for all the Funds.

   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net

* As of the date of this Semi-Annual Report, the Micro Cap Value Fund and the Strategic Income Bond Fund had not commenced operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

   The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:
   The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS Fees paid by the Trust pursuant to the Advisory Agreements with National City
Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets.

   The Adviser may from time to time waive its fees payable by the Funds. At November 30, 2001, advisory fees accrued and unpaid amounted to:

                                            ANNUAL
                                             RATE       (000)
                                         ---------- ----------
Government Money Market Fund............     0.35%    $  558
Money Market Fund.......................     0.35%     1,213
Ohio Municipal Money Market Fund........     0.35%        35
Pennsylvania Tax Exempt Money
   Market Fund..........................     0.40%        26
Tax Exempt Money Market Fund............     0.35%        96
Treasury Money Market Fund..............     0.30%       108
Treasury Plus Money Market Fund.........     0.30%        57

   The Trust maintains Shareholder Services Plans (the "Services Plan") with respect to the Class A, Class B and Class C shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, or C shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, or C shares.

                                   ANNUAL    ANNUAL     ANNUAL
                                    RATE      RATE       RATE
                                  CLASS A   CLASS B    CLASS C
                               -------------------- ----------
Government Money
   Market Fund................    0.25%       N/A        N/A
Money Market Fund.............    0.25%      0.25%      0.25%
Ohio Municipal Money
   Market Fund................    0.25%*      N/A        N/A
Pennsylvania Tax Exempt
   Money Market Fund..........    0.25%*      N/A        N/A
Tax Exempt
   Money Market Fund..........    0.25%*      N/A        N/A
Treasury Money
   Market Fund................    0.25%       N/A        N/A
Treasury Plus
   Money Market Fund..........    0.25%       N/A        N/A

*Prior to October 1, 2001, payment was 0.15% on an annual basis of the net asset value.

   National City Bank ("NCB") serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

                                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
   The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares and Class C Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B and Class C Shares.
   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund, another fund family managed by the Adviser. No person who is an officer, director, trustee, or employee of National City Investment Management Company, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.
   Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.
   Expenses paid by the Trust for the six months ended November 30, 2001, include legal fees of $212,910 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.
    The Trust, SEI Investments Mutual Funds Services ("SIMFS") and National City Bank are parties to a Co-Administration Agreement effective as of August 15, 2000 under which SIMFS and NCB provide administrative services in exchange for fees at the following annual rates based on the average daily net assets of all of the Trust's Funds:

                                         PORTION      PORTION
COMBINED AVERAGE         AGGREGATE      ALLOCATED    ALLOCATED
DAILY NET ASSETS       ANNUAL RATE      TO SIMFS      TO NCB
--------------------  ------------     ----------   ----------
Up to $16 billion         0.070%         0.050%       0.020%
From $16 billion to
    $20 billion           0.070%         0.040%       0.030%
Over $20 billion          0.065%         0.035%       0.030%

4.  CAPITAL LOSS CARRYFORWARDS
   As of May 31, 2001, the following Funds have capital loss carryforwards:

                                      AMOUNT       EXPIRATION
                                      (000)          DATE
                                    ---------     -----------
 Government Money
   Market Fund.................        $ 3           2006-08
 Money Market Fund.............          5           2005-07
 Pennsylvania Tax Exempt
   Money Market Fund...........         13           2004-07
 Tax Exempt Money
   Market Fund.................         25           2006-07

   Certain Funds incurred losses from November 1, 2000 to May 31, 2001. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending May 31, 2002. The Funds that elected to defer losses and the amounts deferred are as follows:

                                       (000)
                                    ----------
 Market Market Fund............    $ 8,238
 Pennsylvania Tax Exempt
   Money Market Fund...........         40

5.  MARKET AND CREDIT RISK
   Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.
   The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At November 30, 2001, the percentage of portfolio investments by each revenue source was as follows:

                                                 PENNSYLVANIA
                               OHIO MUNICIPAL     TAX EXEMPT
                                MONEY MARKET     MONEY MARKET
                                    FUND             FUND
                             ----------------   --------------
Revenue Bonds:
    Education                        19%            25%
    Hospital/Nursing
         Homes                       22             10
    Industrial Development           21             31
    Pollution Control                12             --
    Public Facilities                 2              1
    Transportation                   --              4
    Utilities                        --              5
    Other                             2             13
General Obligations                   1              8
Anticipation Notes                   21              3
                                  ------           ----
                                    100%           100%
6. LINE OF CREDIT
   Each Fund may borrow, an amount up to its prospectus defined limitations, from an $80 million committed line of credit available to the Armada Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. No Fund had any borrowings during the six months ended November 30, 2001. As of December 14, 2001, the Funds no longer maintain a line of credit. 7.
7. CALIFORNIA UTILITIES
   On January 4, 2001, Standard & Poor's and Moody's credit rating agencies lowered their commercial paper ratings from A-1/P-1 to A-3/P-3 for Pacific Gas & Electric and Southern California Edison. The Adviser, in anticipation of the downgrades, sold certain commercial paper positions to eliminate the risk associated with these securities. The losses generated by selling the securities in the Armada Money Market Fund totaled $8,303,897 and did not affect the $1.00 net asset value.

8. PARKSTONE MERGER
   The Board of Trustees and shareholders of The Parkstone Group of Funds approved a reorganization of certain Parkstone Funds ("Reorganizing Funds") into similarly-managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization of the reorganizing funds took place at the close of business on June 9, 2000. The reorganization of the Parkstone Treasury Fund into the Armada Treasury Plus Money Market Fund occurred on June 16, 2000.

PARKSTONE REORGANIZING FUNDS                EXISTING ARMADA FUNDS
-------------------------------------------------------------------------------
U.S. Government Obligations                 Government Money Market1
Prime Obligations                           Money Market1
Tax-Free                                    Tax Exempt Money Market1
PARKSTONE CONTINUING FUND                   NEW ARMADA FUND
-------------------------------------------------------------------------------
Treasury1                                   Treasury Plus Money Market
-------------------------------------------------------------------------------
1 DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE
  FINANCIAL STATEMENTS AND PERFORMANCE HISTORY IN THE POST-REORGANIZATION FUNDS.

                                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


   Under the Agreement and Plan of Reorganization the Parkstone Institutional
Shares were exchanged for Armada I Shares, Parkstone Investor A Shares were exchanged for Armada A Shares and Parkstone Investor B Shares were exchanged for
Armada B Shares.
   The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:
                                                                                             EXISTING                  PARKSTONE
EXISTING                           COMBINED NET ASSETS       PRIOR NET ASSETS           ARMADA FUND'S        REORGANIZING FUND'S
ARMADA FUNDS                        AS OF JUNE 9, 2000     AS OF JUNE 9, 2000           SHARES ISSUED            SHARES REDEEMED
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market                 $1,602,629,626         $1,498,506,371              104,089,889               104,089,889
Money Market                             5,008,943,683          4,394,894,078              614,038,196               614,038,196
Tax Exempt Money Market                    628,784,360            535,418,763               93,358,177                93,358,177

                                                                                                  NEW                  PARKSTONE
-----------------------------------------------------------------------------------------------------------------------------------
NEW                                COMBINED NET ASSETS       PRIOR NET ASSETS           ARMADA FUND'S          CONTINUING FUND'S
ARMADA FUND                        AS OF JUNE 16, 2000    AS OF JUNE 16, 2000           SHARES ISSUED            SHARES REDEEMED
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market                $233,032,281                    N/A              233,026,341               233,026,341
-----------------------------------------------------------------------------------------------------------------------------------
   Included in the net assets from the Parkstone Funds were the following components:
                                                       UNDISTRIBUTED         ACCUMULATED        NET UNREALIZED
                                       PAID IN        NET INVESTMENT            REALIZED         APPRECIATION/
PARKSTONE FUNDS                         CAPITAL         INCOME (LOSS)        GAIN (LOSS)          DEPRECIATION         NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government
   Obligations                     $104,125,202             $ --              $(1,947)                $--            $104,123,255
Prime Obligations                   614,043,384               --                6,221                  --             614,049,605
Tax-Free                             93,362,642               --                2,955                  --              93,365,597
Treasury                            233,025,351            1,003                5,927                  --             233,032,281
-----------------------------------------------------------------------------------------------------------------------------------

NOTES

BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
     Cold Metal Products, Inc.
     Commercial Metals Company
     Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.


 ROBERT J. FARLING
 Retired Chairman, President and Chief
     Executive Officer, Centerior Energy


RICHARD W. FURST
Garvice D. Kincaid Professor of
     Finance and Dean, Gatton College
     of Business and Economics,
     University of Kentucky
Director:
     Foam Design, Inc.
     The Seed Corporation
     Office Suites Plus, Inc.
     ihigh, Inc.


GERALD L. GHERLEIN
 Retired Executive Vice President and
    General Counsel, Eaton Corporation


J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company



The Armada Funds' Trustees also serve as the Trustees of The Armada Advantage Fund.

[Armada Logo Omitted]

                                                    [Armado logo omitted]

[Armado logo omitted]
One Freedom Valley Drive
Oaks, PA 19456







Investment Advisor:

[national city logo omitted]




1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114





ARM-SA-002-0200 (12/01)